Quarterly Holdings Report
for

Fidelity® SAI Total Bond Fund

November 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STB-QTLY-0121
1.9887630.102

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$4,520,000	$4,282,700
3.375% 8/15/26		3,192,000	3,182,105
			7,464,805
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (b)(c)		432,476	432,476
Sanchez Energy Corp. 15% 7/15/23 (b)(c)		754,000	754,000
			1,186,476
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	20,230

TOTAL CONVERTIBLE BONDS			8,671,511

Nonconvertible Bonds - 40.0%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
3% 6/30/22		4,553,000	4,722,447
4.1% 2/15/28		2,932,000	3,448,702
4.3% 2/15/30		5,781,000	6,902,258
4.45% 4/1/24		855,000	956,904
4.5% 3/9/48		7,500,000	9,139,916
6.2% 3/15/40		4,280,000	5,965,926
6.3% 1/15/38		6,048,000	8,648,657
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	155,658
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		15,009,000	16,185,405
7.5% 10/15/26 (d)		10,634,000	11,311,918
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		565,000	571,272
5.625% 9/15/28 (d)		445,000	466,560
Century Telephone Enterprises, Inc. 6.875% 1/15/28		494,000	566,865
CenturyLink, Inc.:
4.5% 1/15/29 (d)		3,055,000	3,116,100
5.125% 12/15/26 (d)		4,820,000	5,012,029
5.625% 4/1/25		1,655,000	1,774,988
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	333,000
Frontier Communications Corp.:
5% 5/1/28 (d)		3,550,000	3,603,250
5.875% 10/15/27 (d)		1,504,000	1,581,080
6.75% 5/1/29 (d)		2,960,000	3,063,600
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	5,800,000	6,929,517
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		420,000	420,517
4.25% 7/1/28 (d)		2,885,000	2,978,763
4.625% 9/15/27 (d)		2,595,000	2,706,845
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (d)		500,000	509,063
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		645,000	674,025
5% 10/19/25 (d)		360,000	417,528
Sable International Finance Ltd. 5.75% 9/7/27 (d)		950,000	1,020,063
SFR Group SA:
5.125% 1/15/29 (d)		3,420,000	3,535,391
7.375% 5/1/26 (d)		6,669,000	7,002,450
8.125% 2/1/27 (d)		8,879,000	9,789,098
Sprint Capital Corp.:
6.875% 11/15/28		7,364,000	9,563,627
8.75% 3/15/32		3,074,000	4,720,527
Telecom Argentina SA 8.5% 8/6/25 (d)		257,000	236,440
Telecom Italia Capital SA:
6% 9/30/34		935,000	1,106,077
6.375% 11/15/33		254,000	303,530
7.2% 7/18/36		254,000	325,120
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		709,000	756,149
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		6,000,000	6,423,000
Verizon Communications, Inc.:
2.987% 10/30/56 (d)		22,327,000	23,615,185
3% 3/22/27		2,669,000	2,963,699
4.862% 8/21/46		14,509,000	19,937,446
5.012% 4/15/49		324,000	458,744
Virgin Media Finance PLC 5% 7/15/30 (d)		2,700,000	2,835,000
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		1,370,000	1,362,999
6.125% 3/1/28 (d)		5,194,000	5,492,655
			203,609,993
Entertainment - 0.3%
Netflix, Inc.:
4.875% 4/15/28		4,295,000	4,917,775
5.375% 11/15/29 (d)		455,000	543,293
5.875% 11/15/28		1,565,000	1,890,019
6.375% 5/15/29		490,000	614,847
The Walt Disney Co.:
3.8% 3/22/30		20,840,000	24,754,277
4.7% 3/23/50		15,291,000	21,325,298
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (d)		850,000	850,629
			54,896,138
Interactive Media & Services - 0.0%
Baidu.com, Inc.:
1.72% 4/9/26		365,000	366,887
2.375% 10/9/30		345,000	354,272
Tencent Holdings Ltd.:
2.39% 6/3/30 (d)		435,000	446,147
3.975% 4/11/29 (d)		260,000	295,344
			1,462,650
Media - 1.9%
Altice Financing SA:
5% 1/15/28 (d)		1,244,000	1,270,584
7.5% 5/15/26 (d)		8,782,000	9,265,010
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	6,377,946
Cable Onda SA 4.5% 1/30/30 (d)		760,000	829,825
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		339,000	351,679
4.5% 8/15/30 (d)		1,520,000	1,601,700
4.5% 5/1/32 (d)		3,149,000	3,328,178
5% 2/1/28 (d)		6,950,000	7,306,188
5.125% 5/1/27 (d)		5,073,000	5,337,379
5.5% 5/1/26 (d)		2,426,000	2,526,679
5.75% 2/15/26 (d)		7,408,000	7,679,207
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,833,129
4.908% 7/23/25		7,411,000	8,578,455
5.375% 5/1/47		18,624,000	23,611,732
6.484% 10/23/45		5,093,000	7,261,782
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	208,500
Comcast Corp.:
3.9% 3/1/38		1,904,000	2,342,125
4.65% 7/15/42		4,483,000	6,064,174
6.45% 3/15/37		797,000	1,222,728
CSC Holdings LLC:
4.125% 12/1/30 (d)		2,365,000	2,447,302
5.5% 5/15/26 (d)		2,986,000	3,105,440
5.5% 4/15/27 (d)		1,468,000	1,549,474
5.75% 1/15/30 (d)		7,385,000	7,968,341
7.5% 4/1/28 (d)		1,724,000	1,922,027
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,120,000	1,643,000
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	8,690,094
4.65% 5/15/50		20,572,000	25,245,703
DISH DBS Corp.:
5.875% 11/15/24		4,644,000	4,939,057
7.75% 7/1/26		492,000	559,758
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,835,000	2,920,050
Fox Corp.:
3.666% 1/25/22		1,416,000	1,468,965
4.03% 1/25/24		2,489,000	2,743,968
4.709% 1/25/29		3,602,000	4,355,062
5.476% 1/25/39		3,552,000	4,939,376
5.576% 1/25/49		2,357,000	3,443,948
Gray Television, Inc. 4.75% 10/15/30 (d)		1,135,000	1,150,606
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	2,023,567
2.125% 10/16/26 (Reg. S)	EUR	4,200,000	4,740,804
2.75% 4/13/23 (Reg. S)	EUR	3,200,000	3,798,989
Meredith Corp. 6.875% 2/1/26		1,595,000	1,587,025
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		3,005,000	3,125,200
6.5% 9/15/28 (d)		3,809,000	4,046,682
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		720,000	754,380
5% 8/1/27 (d)		4,554,000	4,791,810
5.375% 7/15/26 (d)		1,930,000	2,007,200
5.5% 7/1/29 (d)		695,000	761,025
Tegna, Inc. 5% 9/15/29		260,000	273,486
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,478,425
4.5% 9/15/42		11,810,000	13,607,546
5.5% 9/1/41		4,708,000	5,989,164
5.875% 11/15/40		6,004,000	7,771,714
6.55% 5/1/37		17,014,000	23,452,725
7.3% 7/1/38		14,056,000	20,620,019
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,333,000	1,888,874
Univision Communications, Inc.:
6.625% 6/1/27 (d)		1,875,000	2,001,563
9.5% 5/1/25 (d)		485,000	537,138
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)		4,900,000	5,145,000
5.5% 8/15/26 (d)		1,573,000	1,645,562
VTR Finance BV 6.375% 7/15/28 (d)		450,000	492,750
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		1,895,000	2,008,700
6% 1/15/27 (d)		2,034,000	2,140,785
Ziggo BV 5.5% 1/15/27 (d)		4,356,000	4,557,247
			309,336,551
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,478,800
Bharti Airtel International BV 5.35% 5/20/24 (d)		475,000	522,055
Digicel Group Ltd. 6.75% 3/1/23(d)		404,000	257,550
Intelsat Jackson Holdings SA 8% 2/15/24 (d)		4,740,000	4,846,650
Millicom International Cellular SA:
4.5% 4/27/31 (d)		835,000	899,161
6.625% 10/15/26 (d)		6,679,000	7,238,366
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		456,000	514,568
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	212,000
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (d)		12,950,000	14,660,695
3.875% 4/15/30 (d)		27,070,000	31,046,312
4.375% 4/15/40 (d)		2,795,000	3,413,506
4.5% 4/15/50 (d)		5,491,000	6,861,279
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	721,058
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		600,000	611,256
7.25% 4/26/23 (d)		625,000	692,031
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (e)	EUR	1,100,000	1,343,298
6.25% 10/3/78 (Reg. S) (e)		760,000	841,730
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		590,000	629,088
			78,789,403
TOTAL COMMUNICATION SERVICES			648,094,735
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (d)		1,377,000	1,425,195
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,692,000	1,928,024
			3,353,219
Automobiles - 0.4%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	7,184,693
4.2% 3/1/21		9,534,000	9,586,015
4.25% 5/15/23		1,967,000	2,118,813
4.375% 9/25/21		17,407,000	17,904,821
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	860,000	1,147,655
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		12,516,000	12,924,299
3.125% 5/12/23 (d)		10,902,000	11,517,241
			62,383,537
Distributors - 0.0%
CTP BV:
0.625% 11/27/23 (Reg. S)	EUR	1,950,000	2,334,408
2.125% 10/1/25 (Reg. S)	EUR	1,700,000	2,119,808
			4,454,216
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (d)		1,301,000	1,392,070
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,375,000	5,489,219
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,358,064
Laureate Education, Inc. 8.25% 5/1/25 (d)		3,740,000	3,964,400
Service Corp. International 5.125% 6/1/29		2,440,000	2,711,450
Sotheby's 7.375% 10/15/27 (d)(f)		4,150,000	4,357,500
			21,272,703
Hotels, Restaurants & Leisure - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		6,319,000	6,319,000
4.25% 5/15/24 (d)		548,000	559,135
5.75% 4/15/25 (d)		870,000	928,864
Aramark Services, Inc.:
4.75% 6/1/26		2,277,000	2,327,094
5% 2/1/28 (d)		15,753,000	16,544,588
6.375% 5/1/25 (d)		5,065,000	5,394,225
Boyd Gaming Corp.:
4.75% 12/1/27		3,545,000	3,602,429
6% 8/15/26		860,000	895,475
6.375% 4/1/26		2,330,000	2,420,288
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		4,640,000	4,948,514
8.125% 7/1/27 (d)		5,725,000	6,297,185
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		8,891,000	8,891,000
Carnival Corp. 7.625% 3/1/26(d)		855,000	902,025
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,550,000	5,744,250
Golden Nugget, Inc. 6.75% 10/15/24 (d)		5,045,000	4,931,488
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24		2,642,000	2,670,084
5.75% 5/1/28 (d)		230,000	247,538
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	957,640
4.875% 4/1/27		555,000	578,526
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	3,960,000	5,706,771
3.75% 8/14/25 (Reg. S)	GBP	200,000	288,559
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		775,000	780,813
6.125% 9/15/25 (d)		790,000	841,437
McDonald's Corp.:
3.5% 7/1/27		3,551,000	4,060,999
3.6% 7/1/30		4,224,000	4,954,090
4.2% 4/1/50		2,136,000	2,732,170
MCE Finance Ltd.:
4.875% 6/6/25 (d)		4,867,000	4,971,394
5.375% 12/4/29 (d)		1,374,000	1,406,136
5.75% 7/21/28 (d)		1,984,000	2,084,192
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		600,000	617,813
9.375% 5/21/21 (d)		786,000	797,790
NCL Corp. Ltd. 12.25% 5/15/24 (d)		110,000	130,455
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (d)		725,000	784,813
10.875% 6/1/23 (d)		615,000	695,719
11.5% 6/1/25 (d)		2,550,000	2,986,688
Scientific Games Corp. 5% 10/15/25 (d)		2,376,000	2,444,310
Stars Group Holdings BV 7% 7/15/26 (d)		6,520,000	6,894,900
Station Casinos LLC:
4.5% 2/15/28 (d)		3,720,000	3,664,200
5% 10/1/25 (d)		2,702,000	2,722,265
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	343,200
Times Square Hotel Trust 8.528% 8/1/26 (d)		563,625	612,826
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (d)		1,871,000	1,931,808
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (d)		2,407,000	2,431,070
5.5% 3/1/25 (d)		1,500,000	1,530,000
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		2,300,000	2,307,906
5.5% 1/15/26 (d)		335,000	339,606
5.5% 10/1/27 (d)		2,885,000	2,907,539
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)		2,110,000	2,275,952
Yum! Brands, Inc. 7.75% 4/1/25 (d)		4,900,000	5,426,750
			144,831,519
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	288,400
Newell Brands, Inc. 5.875% 4/1/36		310,000	372,000
			660,400
Internet & Direct Marketing Retail - 0.1%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		635,000	655,314
Expedia, Inc.:
6.25% 5/1/25 (d)		330,000	377,025
7% 5/1/25 (d)		105,000	114,974
JD.com, Inc. 3.375% 1/14/30		650,000	706,859
Match Group Holdings II LLC 4.125% 8/1/30 (d)		595,000	615,825
Meituan:
2.125% 10/28/25 (d)		575,000	581,584
3.05% 10/28/30 (d)		665,000	687,887
Prosus NV:
3.68% 1/21/30 (d)		300,000	327,000
4.027% 8/3/50 (d)		860,000	913,750
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,789,000	3,012,120
			7,992,338
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		3,896,000	4,033,191
3% 11/19/24		8,864,000	9,546,057
Mattel, Inc.:
5.45% 11/1/41		210,000	222,600
5.875% 12/15/27 (d)		680,000	749,700
6.2% 10/1/40		1,890,000	2,121,525
6.75% 12/31/25 (d)		2,940,000	3,091,998
			19,765,071
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	3,699,000	5,488,325
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	1,400,000	1,886,708
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	2,173,717
Nordstrom, Inc. 8.75% 5/15/25 (d)		135,000	150,525
			9,699,275
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	2,008,848
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,671,027
4% 4/15/30		11,145,000	13,116,185
L Brands, Inc.:
5.25% 2/1/28		295,000	306,063
6.625% 10/1/30 (d)		455,000	500,500
6.694% 1/15/27		415,000	443,013
6.75% 7/1/36		2,445,000	2,638,057
6.875% 11/1/35		305,000	332,069
Lowe's Companies, Inc. 4.5% 4/15/30		8,031,000	9,925,406
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,976,599
TJX Companies, Inc.:
3.75% 4/15/27		9,194,000	10,645,289
3.875% 4/15/30		17,076,000	20,442,953
			66,006,009
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(g)		245,000	18,758
The William Carter Co. 5.625% 3/15/27 (d)		1,450,000	1,527,938
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		2,870,000	3,042,200
			4,588,896
TOTAL CONSUMER DISCRETIONARY			345,007,183
CONSUMER STAPLES - 2.9%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	16,292,360
4.9% 2/1/46		16,343,000	21,243,844
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	20,908,507
4.35% 6/1/40		7,470,000	9,256,576
4.5% 6/1/50		20,000,000	25,046,482
4.6% 6/1/60		8,099,000	10,346,246
4.75% 4/15/58		10,214,000	13,471,961
5.45% 1/23/39		9,200,000	12,532,077
5.55% 1/23/49		21,036,000	30,196,105
5.8% 1/23/59 (Reg. S)		22,287,000	34,011,418
Central American Bottling Corp. 5.75% 1/31/27 (d)		467,000	496,771
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	2,055,420
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	15,031,725
3.45% 3/25/30		7,303,000	8,604,912
			219,494,404
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (d)		85,000	87,168
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		2,444,000	2,599,805
6.875% 5/1/25 (d)		2,890,000	3,106,750
Sysco Corp.:
5.65% 4/1/25		5,949,000	7,089,754
5.95% 4/1/30		7,190,000	9,493,402
6.6% 4/1/40		7,190,000	10,610,658
6.6% 4/1/50		7,190,000	11,149,793
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,100,000	1,597,233
U.S. Foods, Inc. 6.25% 4/15/25 (d)		1,915,000	2,036,689
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		3,647,000	3,729,935
			51,501,187
Food Products - 0.3%
Camposol SA 6% 2/3/27 (d)		325,000	346,125
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (d)		938,000	980,210
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		2,795,000	2,976,675
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	897,603
H.J. Heinz Finance Co. 7.125% 8/1/39 (d)		254,000	356,243
JBS Investments II GmbH 7% 1/15/26 (d)		283,000	304,715
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		9,343,000	9,634,969
6.75% 2/15/28 (d)		880,000	979,000
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		2,645,000	2,973,245
6.5% 4/15/29 (d)		6,845,000	7,837,525
Kraft Foods Group, Inc.:
5% 6/4/42		254,000	290,733
6.5% 2/9/40		254,000	336,079
Kraft Heinz Foods Co.:
4.625% 10/1/39 (d)		254,000	280,168
5% 7/15/35		2,819,000	3,320,840
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (d)		3,645,000	4,045,950
MHP SA 7.75% 5/10/24 (d)		480,000	522,750
Post Holdings, Inc.:
4.625% 4/15/30 (d)		1,255,000	1,310,220
5% 8/15/26 (d)		1,481,000	1,536,538
5.5% 12/15/29 (d)		3,389,000	3,677,065
5.625% 1/15/28 (d)		915,000	973,331
5.75% 3/1/27 (d)		4,346,000	4,574,165
TreeHouse Foods, Inc. 4% 9/1/28		1,810,000	1,837,512
			49,991,661
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (d)		697,000	714,272
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,615,183
3.875% 9/16/46		17,640,000	18,987,337
4% 1/31/24		2,326,000	2,554,500
4.25% 8/9/42		10,924,000	12,304,135
4.5% 5/2/43		7,299,000	8,391,041
4.8% 2/14/29		10,842,000	12,978,937
5.375% 1/31/44		13,161,000	17,094,100
5.95% 2/14/49		7,200,000	10,236,332
BAT Capital Corp. 4.7% 4/2/27		1,700,000	1,990,075
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		8,121,000	8,927,024
3.75% 7/21/22 (d)		7,367,000	7,665,755
4.25% 7/21/25 (d)		6,702,000	7,527,208
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	6,111,145
5.7% 8/15/35		1,538,000	1,943,435
5.85% 8/15/45		12,953,000	16,549,929
6.15% 9/15/43		1,637,000	2,140,090
7.25% 6/15/37		1,835,000	2,524,927
			141,541,153
TOTAL CONSUMER STAPLES			463,242,677
ENERGY - 6.3%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		725,000	694,188
Borets Finance DAC 6% 9/17/26 (d)		540,000	549,450
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21		6,854,000	7,031,838
Halliburton Co.:
3.8% 11/15/25		218,000	241,059
4.85% 11/15/35		3,103,000	3,521,873
Jonah Energy LLC 7.25% 10/15/25 (d)(g)		2,305,000	46,100
Oleoducto Central SA 4% 7/14/27 (d)		500,000	538,750
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		874,000	1,050,111
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		200,000	250,188
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		728,000	808,080
7.625% 11/7/24 (d)		1,250,000	1,376,953
8.375% 11/7/28 (d)		260,000	299,244
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		380,000	319,200
			16,727,034
Oil, Gas & Consumable Fuels - 6.2%
Amerada Hess Corp.:
7.125% 3/15/33		2,041,000	2,575,381
7.3% 8/15/31		2,651,000	3,299,874
Apache Corp.:
4.25% 1/15/30		415,000	412,925
5.1% 9/1/40		1,785,000	1,831,856
5.35% 7/1/49		385,000	373,450
7.375% 8/15/47		385,000	410,025
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,898,137
5.85% 2/1/35		3,955,000	4,823,280
Cenovus Energy, Inc. 4.25% 4/15/27		12,993,000	13,847,813
Cheniere Energy Partners LP:
5.25% 10/1/25		9,918,000	10,178,348
5.625% 10/1/26		4,428,000	4,621,725
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		2,560,000	2,652,800
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	602,438
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		8,445,000	8,244,009
7% 6/15/25 (d)		1,045,000	1,018,875
CNX Resources Corp. 6% 1/15/29 (d)		545,000	550,450
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,965,147
Comstock Resources, Inc. 9.75% 8/15/26		3,751,000	3,967,058
Continental Resources, Inc. 5.75% 1/15/31 (d)		1,795,000	1,925,138
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		7,742,000	7,446,147
5.75% 4/1/25		6,496,000	6,447,280
6.25% 4/1/23		3,310,000	3,324,994
CVR Energy, Inc.:
5.25% 2/15/25 (d)		4,055,000	3,568,400
5.75% 2/15/28 (d)		753,000	630,638
DCP Midstream LLC:
4.75% 9/30/21 (d)		4,113,000	4,169,554
5.85% 5/21/43 (d)(e)		9,176,000	7,340,800
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,058,200
5.125% 5/15/29		6,210,000	6,578,688
5.375% 7/15/25		3,234,000	3,488,678
5.6% 4/1/44		35,000	32,725
5.625% 7/15/27		2,870,000	3,106,775
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (d)		855,000	855,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (e)		707,913	466,227
Duke Energy Field Services:
6.45% 11/3/36 (d)		4,987,000	5,036,870
8.125% 8/16/30		155,000	187,550
Ecopetrol SA:
5.875% 5/28/45		270,000	320,072
6.875% 4/29/30		275,000	347,600
EG Global Finance PLC:
6.75% 2/7/25 (d)		2,905,000	3,006,675
8.5% 10/30/25 (d)		4,855,000	5,231,020
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,570,263
Enable Midstream Partners LP 3.9% 5/15/24 (e)		1,542,000	1,550,199
Enbridge Energy Partners LP 4.2% 9/15/21		4,838,000	4,934,636
Enbridge, Inc.:
4% 10/1/23		5,655,000	6,126,022
4.25% 12/1/26		2,805,000	3,246,490
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		205,000	210,894
5.75% 1/30/28 (d)		2,199,000	2,338,637
6.625% 7/15/25 (d)		659,000	702,415
Energy Transfer Partners LP:
3.75% 5/15/30		4,728,000	4,903,121
4.2% 9/15/23		2,098,000	2,233,723
4.25% 3/15/23		2,044,000	2,151,340
4.5% 4/15/24		2,483,000	2,676,303
4.95% 6/15/28		7,159,000	8,004,938
5% 5/15/50		10,571,000	11,212,614
5.25% 4/15/29		4,040,000	4,572,293
5.8% 6/15/38		3,992,000	4,410,538
6% 6/15/48		2,599,000	2,921,810
6.25% 4/15/49		2,774,000	3,241,686
EQM Midstream Partners LP 6.5% 7/1/27 (d)		1,410,000	1,554,525
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	36,951,849
FEL Energy VI SARL 5.75% 12/1/40 (d)(f)		415,000	436,580
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		850,000	877,625
GeoPark Ltd. 6.5% 9/21/24 (d)		720,000	733,595
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		616,000	623,700
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29 (d)		2,565,000	2,741,600
7% 8/1/27		3,737,000	3,991,789
Hess Corp.:
4.3% 4/1/27		1,760,000	1,900,455
5.6% 2/15/41		2,958,000	3,481,793
5.8% 4/1/47		8,637,000	10,688,628
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		2,915,000	2,989,682
5.625% 2/15/26 (d)		5,242,000	5,412,365
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (d)		2,161,000	2,106,975
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,885,000	2,840,571
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	549,525
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		495,000	537,323
4.75% 4/24/25 (d)		152,000	171,570
5.75% 4/19/47 (d)		250,000	330,078
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	4,005,281
3.5% 3/1/21		4,115,000	4,124,916
5.5% 3/1/44		15,589,000	19,405,249
6.55% 9/15/40		686,000	910,774
Kinder Morgan, Inc.:
5% 2/15/21 (d)		3,849,000	3,869,459
5.05% 2/15/46		1,762,000	2,121,020
5.55% 6/1/45		4,783,000	6,047,699
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,305,000	2,074,500
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		535,000	565,121
6.125% 6/30/25 (Reg. S) (d)		545,000	587,238
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,735,961
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	162,363
Medco Platinum Road Pte Ltd. 6.75% 1/30/25(d)		510,000	529,083
MEG Energy Corp. 7.125% 2/1/27 (d)		2,110,000	2,067,800
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (e)(h)		4,865,000	4,865,708
4.5% 7/15/23		3,588,000	3,889,481
4.8% 2/15/29		2,198,000	2,585,607
4.875% 12/1/24		4,860,000	5,513,827
5.5% 2/15/49		6,593,000	8,195,601
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		755,000	775,998
7.625% 11/8/26 (d)		305,000	308,050
New Fortress Energy LLC 6.75% 9/15/25 (d)		4,534,000	4,817,375
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(g)		4,009,000	1,042,340
Occidental Petroleum Corp.:
2.7% 8/15/22		2,818,000	2,776,575
2.9% 8/15/24		10,367,000	9,667,228
3.2% 8/15/26		1,253,000	1,103,517
3.4% 4/15/26		1,435,000	1,284,325
3.5% 8/15/29		6,116,000	5,351,500
4.2% 3/15/48		1,440,000	1,159,200
4.3% 8/15/39		1,325,000	1,093,125
4.4% 4/15/46		2,220,000	1,868,996
4.4% 8/15/49		2,215,000	1,799,688
4.5% 7/15/44		17,494,000	14,432,550
5.55% 3/15/26		12,306,000	12,286,433
6.2% 3/15/40		730,000	697,150
6.45% 9/15/36		12,651,000	12,363,822
6.6% 3/15/46		10,444,000	10,209,010
7.5% 5/1/31		17,069,000	17,943,786
7.875% 9/15/31		465,000	497,415
8.875% 7/15/30		1,595,000	1,800,356
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		3,005,000	2,989,975
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,892,000	2,671,485
8.625% 2/1/22		795,000	814,875
Petrobras Global Finance BV:
5.093% 1/15/30		57,119,000	62,753,789
5.75% 2/1/29		455,000	524,245
6.75% 6/3/50		545,000	641,274
6.9% 3/19/49		295,000	356,021
7.25% 3/17/44		16,350,000	20,268,891
7.375% 1/17/27		235,000	290,519
8.75% 5/23/26		1,071,000	1,389,087
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		895,000	1,075,790
Petroleos de Venezuela SA:
5.375% 4/12/27 (g)		353,900	11,325
6% 5/16/24 (d)(g)		1,847,331	59,115
6% 11/15/26 (d)(g)		1,619,833	52,645
12.75% 2/17/22 (d)(g)		98,000	3,136
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9003% 3/11/22 (e)(h)		640,000	640,000
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	1,999,143
2.75% 4/21/27 (Reg. S)	EUR	1,655,000	1,768,113
3.5% 1/30/23		890,000	886,941
3.625% 11/24/25 (Reg. S)	EUR	899,000	1,033,164
3.75% 2/21/24 (Reg. S)	EUR	5,084,000	6,015,176
4.5% 1/23/26		13,054,000	12,329,503
4.875% 1/24/22		855,000	876,375
4.875% 1/18/24		3,874,000	3,931,384
5.375% 3/13/22		320,000	327,000
5.95% 1/28/31		32,445,000	30,156,615
6.35% 2/12/48		31,726,000	26,575,484
6.49% 1/23/27		14,935,000	14,935,000
6.5% 3/13/27		33,349,000	33,296,892
6.5% 6/2/41		255,000	219,914
6.75% 9/21/47		17,753,000	15,285,333
6.84% 1/23/30		38,057,000	37,145,535
6.875% 10/16/25 (d)		915,000	956,184
6.95% 1/28/60		15,328,000	13,143,760
7.69% 1/23/50		30,513,000	28,079,588
Petronas Capital Ltd. 3.5% 4/21/30 (d)		335,000	383,394
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,084,891
3.85% 4/9/25		1,307,000	1,462,114
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,756,252
3.6% 11/1/24		2,794,000	2,916,967
3.65% 6/1/22		2,592,000	2,662,299
PT Adaro Indonesia 4.25% 10/31/24 (d)		880,000	898,975
Rattler Midstream LP 5.625% 7/15/25 (d)		3,990,000	4,211,944
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,305,267
Rockies Express Pipeline LLC 6.875% 4/15/40 (d)		490,000	519,400
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (d)		17,428,000	20,333,702
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(g)		4,592,000	0
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		350,000	356,304
3.5% 4/16/29 (d)		2,980,000	3,296,625
4.25% 4/16/39 (d)		1,415,000	1,647,148
4.375% 4/16/49 (d)		805,000	975,669
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	338,250
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (d)		325,000	336,273
Southwestern Energy Co. 6.45% 1/23/25 (e)		12,453,000	12,702,060
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	19,615,058
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		2,915,000	3,013,381
5.5% 2/15/26		490,000	503,598
5.875% 3/15/28		1,270,000	1,358,900
6% 4/15/27		60,000	64,260
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.5% 1/15/28 (d)		140,000	133,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (d)		3,255,000	3,462,506
5.125% 2/1/25		3,606,000	3,696,150
5.5% 3/1/30 (d)		630,000	683,311
5.875% 4/15/26		2,110,000	2,220,775
Tecpetrol SA 4.875% 12/12/22 (d)		145,000	140,127
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		625,000	650,781
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	20,419,184
4.55% 6/24/24		12,340,000	13,862,139
5.75% 6/24/44		6,964,000	8,751,858
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (d)		2,221,000	2,443,947
3.95% 5/15/50 (d)		7,166,000	7,919,883
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		837,000	732,898
Tullow Oil PLC:
6.25% 4/15/22 (d)		3,800,000	2,850,000
6.25% 4/15/22 (Reg. S)		1,095,000	821,250
Valero Energy Corp.:
2.7% 4/15/23		3,592,000	3,733,906
2.85% 4/15/25		2,066,000	2,169,869
Viper Energy Partners LP 5.375% 11/1/27 (d)		3,485,000	3,679,986
Western Gas Partners LP:
3.95% 6/1/25		2,299,000	2,287,505
4.1% 2/1/25		2,150,000	2,145,249
4.65% 7/1/26		3,649,000	3,732,489
4.75% 8/15/28		2,108,000	2,181,780
5.05% 2/1/30		3,655,000	3,903,704
5.3% 3/1/48		1,080,000	966,600
6.25% 2/1/50		305,000	303,475
Williams Partners LP:
3.9% 1/15/25		9,678,000	10,681,607
4% 9/15/25		1,089,000	1,219,276
4.3% 3/4/24		14,855,000	16,301,343
4.5% 11/15/23		2,658,000	2,935,545
YPF SA:
8.5% 3/23/21 (Reg. S)		3,095,000	2,900,982
8.5% 3/23/25 (d)		1,137,000	869,691
8.75% 4/4/24 (d)		3,896,000	3,138,715
			1,004,491,787
TOTAL ENERGY			1,021,218,821
FINANCIALS - 14.6%
Banks - 5.2%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (e)		2,000,000	2,128,096
AIB Group PLC 1.875% 11/19/29 (Reg. S) (e)	EUR	1,600,000	1,928,600
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (e)	EUR	900,000	973,708
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	146,888
Banco Macro SA 6.75% 11/4/26 (d)(e)		1,000,000	786,250
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (e)	EUR	2,600,000	3,163,376
3.125% 9/19/27 (Reg. S) (e)	GBP	1,700,000	2,288,824
Bank of America Corp.:
3.004% 12/20/23 (e)		5,145,000	5,405,040
3.3% 1/11/23		327,000	346,838
3.419% 12/20/28 (e)		8,456,000	9,515,294
3.5% 4/19/26		7,461,000	8,461,174
3.705% 4/24/28 (e)		11,813,000	13,472,208
3.864% 7/23/24 (e)		24,740,000	26,840,645
3.95% 4/21/25		6,226,000	6,982,121
4.1% 7/24/23		4,167,000	4,561,710
4.2% 8/26/24		14,710,000	16,457,679
4.25% 10/22/26		5,344,000	6,236,786
4.45% 3/3/26		3,050,000	3,559,514
Barclays Bank PLC 1.7% 5/12/22		6,251,000	6,361,830
Barclays PLC:
2% 2/7/28 (Reg. S) (e)	EUR	1,600,000	1,949,197
2.852% 5/7/26 (e)		17,739,000	18,829,953
3.25% 1/12/21		7,664,000	7,687,006
3.932% 5/7/25 (e)		3,410,000	3,711,353
4.375% 1/12/26		9,104,000	10,392,015
5.088% 6/20/30 (e)		14,797,000	17,437,932
5.2% 5/12/26		6,970,000	8,055,717
Biz Finance PLC 9.625% 4/27/22 (d)		518,000	537,425
BNP Paribas SA 2.219% 6/9/26 (d)(e)		16,080,000	16,756,088
BTA Bank JSC 5.5% 12/21/22 (d)		971,390	974,122
CIT Group, Inc. 3.929% 6/19/24 (e)		2,695,000	2,843,495
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,355,283
3.142% 1/24/23 (e)		8,277,000	8,525,357
3.352% 4/24/25 (e)		9,970,000	10,806,111
4.05% 7/30/22		1,925,000	2,038,119
4.3% 11/20/26		4,442,000	5,139,643
4.4% 6/10/25		18,137,000	20,770,984
4.412% 3/31/31 (e)		22,342,000	26,953,474
4.45% 9/29/27		10,486,000	12,297,174
4.6% 3/9/26		4,812,000	5,630,832
5.5% 9/13/25		8,473,000	10,198,594
Citizens Financial Group, Inc. 2.638% 9/30/32 (d)		5,802,000	6,048,920
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(e)		5,339,000	5,835,531
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,787,481
CYBG PLC 3.125% 6/22/25 (Reg. S) (e)	GBP	990,000	1,361,142
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	1,400,000	1,703,574
2.25% 1/14/28 (Reg. S) (e)	GBP	2,290,000	3,165,053
5.375% 1/12/24 (Reg. S)		4,000,000	4,507,108
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	169,882
Discover Bank 4.2% 8/8/23		6,479,000	7,091,313
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,861,158
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,424,000	1,495,200
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)		375,000	390,000
HSBC Holdings PLC:
1.645% 4/18/26 (e)		800,000	811,293
4.25% 3/14/24		2,247,000	2,463,884
4.95% 3/31/30		3,002,000	3,732,868
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,037,407
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		3,181,000	3,496,994
5.017% 6/26/24 (d)		2,332,000	2,546,702
5.71% 1/15/26 (d)		15,409,000	17,467,605
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		356,000	372,981
JPMorgan Chase & Co.:
2.956% 5/13/31 (e)		9,435,000	10,264,791
3.25% 9/23/22		6,686,000	7,039,710
3.797% 7/23/24 (e)		25,215,000	27,315,904
3.875% 9/10/24		12,990,000	14,473,042
4.125% 12/15/26		11,765,000	13,751,487
4.452% 12/5/29 (e)		20,700,000	25,107,780
4.493% 3/24/31 (e)		30,800,000	37,758,475
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	19,719,455
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (e)	EUR	7,258,000	8,787,571
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		305,000	317,486
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,757,185
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (e)		10,170,000	10,980,308
3.622% 8/14/30 (Reg. S) (e)	GBP	800,000	1,139,107
4.8% 4/5/26		9,111,000	10,688,140
5.125% 5/28/24		25,230,000	28,154,639
6% 12/19/23		41,587,000	47,236,455
6.1% 6/10/23		15,243,000	17,039,728
6.125% 12/15/22		15,445,000	16,972,977
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		770,000	766,150
Turkiye Garanti Bankasi A/S 6.25% 4/20/21 (Reg. S)		1,700,000	1,719,656
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		788,000	785,045
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (e)	EUR	3,350,000	4,033,810
6.572% 1/14/22 (d)		14,802,000	15,650,895
Wells Fargo & Co.:
2.406% 10/30/25 (e)		9,442,000	9,942,522
4.478% 4/4/31 (e)		30,867,000	37,586,663
5.013% 4/4/51 (e)		44,319,000	63,133,176
Westpac Banking Corp. 4.11% 7/24/34 (e)		7,550,000	8,571,936
			848,546,644
Capital Markets - 4.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	8,457,484
4.25% 2/15/24		5,321,000	5,854,015
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	27,068,070
4.2% 6/10/24		17,909,000	19,050,109
Credit Suisse Group AG:
2.593% 9/11/25 (d)(e)		21,556,000	22,742,177
3.75% 3/26/25		7,059,000	7,834,576
3.8% 6/9/23		13,301,000	14,314,948
3.869% 1/12/29 (d)(e)		6,719,000	7,606,765
4.194% 4/1/31 (d)(e)		20,176,000	23,776,358
4.207% 6/12/24 (d)(e)		10,289,000	11,153,365
6.5% 8/8/23 (Reg. S)		7,665,000	8,642,288
Deutsche Bank AG:
4.1% 1/13/26		3,085,000	3,396,292
4.5% 4/1/25		29,242,000	31,263,626
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,450,882
3.3% 11/16/22		17,274,000	17,995,051
5% 2/14/22		15,300,000	15,996,012
5.882% 7/8/31 (e)		4,150,000	4,777,382
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (e)		36,646,000	37,449,875
3.2% 2/23/23		6,170,000	6,531,863
3.691% 6/5/28 (e)		72,922,000	83,403,800
3.75% 5/22/25		7,259,000	8,125,804
3.8% 3/15/30		36,810,000	43,035,203
4.25% 10/21/25		2,860,000	3,283,727
6.75% 10/1/37		3,974,000	6,081,862
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,730,959
3.75% 3/24/25		10,682,000	12,002,401
4.875% 2/15/24		3,926,000	4,423,591
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,984,865
3.125% 7/27/26		39,505,000	44,117,690
3.622% 4/1/31 (e)		21,065,000	24,505,752
3.737% 4/24/24 (e)		45,366,000	48,772,779
3.95% 4/23/27		1,143,000	1,316,432
4.431% 1/23/30 (e)		8,668,000	10,557,541
4.875% 11/1/22		9,523,000	10,291,587
5% 11/24/25		15,462,000	18,427,613
5.75% 1/25/21		7,215,000	7,272,071
State Street Corp. 2.825% 3/30/23 (e)		1,428,000	1,475,043
UBS AG 4.75% 2/12/26 (Reg. S) (e)	EUR	9,037,000	10,858,715
UBS Group Funding Ltd. 4.125% 9/24/25 (d)		6,852,000	7,835,125
			639,863,698
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		12,392,000	12,680,306
3.5% 5/26/22		2,714,000	2,791,321
4.125% 7/3/23		7,415,000	7,860,769
4.45% 4/3/26		6,213,000	6,686,587
4.875% 1/16/24		9,923,000	10,687,425
6.5% 7/15/25		7,728,000	8,932,310
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,569,631
3.05% 6/5/23		20,571,000	21,689,440
5.125% 9/30/24		4,357,000	4,996,993
5.75% 11/20/25		2,590,000	3,024,525
5.8% 5/1/25		11,179,000	13,260,640
8% 11/1/31		7,279,000	10,426,846
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	17,115,105
3.65% 5/11/27		29,451,000	33,447,685
3.8% 1/31/28		11,662,000	13,394,313
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,471,672
3.95% 11/6/24		5,349,000	5,927,896
4.1% 2/9/27		8,791,000	10,016,088
4.5% 1/30/26		9,265,000	10,643,904
5.2% 4/27/22		4,553,000	4,831,896
Ford Motor Credit Co. LLC:
4.063% 11/1/24		42,632,000	44,337,280
4.535% 3/6/25	GBP	650,000	909,884
4.687% 6/9/25		1,985,000	2,109,063
5.085% 1/7/21		5,916,000	5,930,790
5.113% 5/3/29		2,360,000	2,546,440
5.125% 6/16/25		1,475,000	1,592,558
5.584% 3/18/24		13,531,000	14,528,911
5.596% 1/7/22		12,239,000	12,590,871
Navient Corp.:
7.25% 1/25/22		904,000	951,460
7.25% 9/25/23		1,852,000	2,018,680
Springleaf Finance Corp.:
6.875% 3/15/25		3,185,000	3,646,825
7.125% 3/15/26		755,000	869,073
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,244,460
3.75% 8/15/21		2,689,000	2,733,179
3.95% 12/1/27		14,204,000	15,752,757
4.25% 8/15/24		2,707,000	2,972,032
4.375% 3/19/24		11,497,000	12,633,928
5.15% 3/19/29		21,450,000	25,675,720
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	17,196,048
Unifin Financiera SAPI de CV:
7% 1/15/25 (d)		200,000	179,688
7.25% 9/27/23 (d)		15,000	13,988
7.375% 2/12/26 (d)		250,000	221,953
			389,110,940
Diversified Financial Services - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,217,875
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,702,817
3.85% 2/1/25		5,199,000	5,628,463
3.875% 8/15/22		7,631,000	7,936,304
4.05% 7/1/30		10,439,000	11,777,828
4.125% 6/15/26		8,538,000	9,476,035
4.125% 5/15/29		10,374,000	11,821,090
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		693,000	557,865
Equitable Holdings, Inc. 3.9% 4/20/23		1,852,000	1,998,710
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (d)		660,000	704,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		2,955,000	3,043,650
5.25% 5/15/27		3,584,000	3,763,200
6.25% 5/15/26		4,765,000	4,979,139
6.375% 12/15/25		2,559,000	2,629,373
MDC GMTN BV 2.875% 11/7/29 (d)		740,000	793,650
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	13,717,422
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	13,420,740
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	14,424,733
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	345,573
Sasol Financing International PLC 4.5% 11/14/22		750,000	755,625
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,515,000	5,661,148
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,403,945
			133,759,735
Insurance - 2.2%
AIA Group Ltd.:
3.2% 9/16/40 (d)		7,080,000	7,556,626
3.375% 4/7/30 (d)		15,590,000	17,453,861
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		420,000	426,300
6.75% 10/15/27 (d)		11,008,000	11,806,080
American International Group, Inc.:
2.5% 6/30/25		30,600,000	32,861,425
3.3% 3/1/21		3,489,000	3,505,538
3.4% 6/30/30		30,600,000	34,881,080
3.875% 1/15/35		6,911,000	8,343,525
4.875% 6/1/22		6,603,000	7,038,425
AmWINS Group, Inc. 7.75% 7/1/26 (d)		7,070,000	7,635,600
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		2,620,000	2,796,850
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (e)		850,000	961,030
Direct Line Insurance Group PLC 4% 6/5/32 (Reg. S)	GBP	270,000	407,960
Five Corners Funding Trust II 2.85% 5/15/30 (d)		20,881,000	22,988,043
HUB International Ltd. 7% 5/1/26 (d)		2,750,000	2,870,313
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	5,624,735
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		7,831,000	9,563,973
4.75% 3/15/39		3,593,000	4,857,302
4.8% 7/15/21		2,573,000	2,617,378
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		12,180,000	13,250,307
MetLife, Inc. 3.048% 12/15/22 (e)		4,512,000	4,744,770
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (d)(e)(h)		55,417,000	55,509,546
3% 1/10/23 (d)		2,866,000	3,022,416
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	14,804,445
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	370,000	569,804
Pricoa Global Funding I 5.375% 5/15/45 (e)		6,348,000	6,932,843
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(e)		4,600,000	5,347,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		6,563,000	8,785,123
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,475,118
Unum Group:
3.875% 11/5/25		7,835,000	8,593,821
4% 3/15/24		7,259,000	7,872,545
4% 6/15/29		8,872,000	10,109,095
4.5% 3/15/25		15,155,000	16,887,185
5.75% 8/15/42		9,271,000	11,300,595
USI, Inc. 6.875% 5/1/25 (d)		6,754,000	6,922,850
			361,324,007
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	717,558
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (d)		2,485,000	2,634,100
TOTAL FINANCIALS			2,375,956,682
HEALTH CARE - 2.1%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		17,547,000	18,139,365
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		3,565,000	3,752,163
Becton, Dickinson & Co. 2.894% 6/6/22		5,000,000	5,171,419
Hologic, Inc.:
3.25% 2/15/29 (d)		2,520,000	2,560,950
4.625% 2/1/28 (d)		252,000	268,065
Teleflex, Inc.:
4.25% 6/1/28 (d)		680,000	719,168
4.875% 6/1/26		2,531,000	2,632,240
			15,104,005
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		729,000	757,346
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,476,117
Centene Corp.:
3.375% 2/15/30		7,780,000	8,154,374
4.25% 12/15/27		12,630,000	13,442,930
4.625% 12/15/29		13,170,000	14,439,588
4.75% 1/15/25		6,740,000	6,947,120
5.375% 6/1/26 (d)		2,125,000	2,233,906
5.375% 8/15/26 (d)		3,636,000	3,840,525
Cigna Corp.:
3.05% 10/15/27		5,900,000	6,560,806
4.375% 10/15/28		11,163,000	13,414,350
4.8% 8/15/38		6,950,000	9,057,882
4.9% 12/15/48		6,944,000	9,567,112
Community Health Systems, Inc.:
6.25% 3/31/23		3,427,000	3,499,824
8% 3/15/26 (d)		3,365,000	3,534,933
8.625% 1/15/24 (d)		4,972,000	5,170,880
CVS Health Corp.:
3% 8/15/26		1,290,000	1,420,717
3.625% 4/1/27		3,769,000	4,280,181
3.7% 3/9/23		1,409,000	1,507,306
4.1% 3/25/25		6,594,000	7,467,667
4.78% 3/25/38		10,528,000	13,343,595
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		3,830,000	4,026,288
HCA Holdings, Inc.:
4.75% 5/1/23		216,000	235,997
5.375% 2/1/25		2,255,000	2,524,540
5.875% 2/15/26		1,386,000	1,595,633
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	1,160,404
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	3,046,550
Sabra Health Care LP:
3.9% 10/15/29		190,000	196,605
5.125% 8/15/26		2,780,000	3,066,660
Tenet Healthcare Corp.:
4.625% 7/15/24		1,089,000	1,108,058
4.625% 6/15/28 (d)		850,000	877,625
4.875% 1/1/26 (d)		1,346,000	1,386,380
5.125% 5/1/25		1,597,000	1,612,890
6.125% 10/1/28 (d)		5,085,000	5,154,919
6.25% 2/1/27 (d)		2,564,000	2,685,790
6.75% 6/15/23		3,977,000	4,277,264
7% 8/1/25		4,662,000	4,814,541
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,609,589
6.015% 11/15/48		7,532,000	8,991,789
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,380,000	1,524,900
Vizient, Inc. 6.25% 5/15/27 (d)		225,000	239,906
			184,253,487
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (d)		2,570,000	2,704,925
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		280,000	295,050
5.5% 4/1/26 (d)		715,000	750,750
			1,045,800
Pharmaceuticals - 0.7%
Bayer AG 2.375% 4/2/75 (Reg. S) (e)	EUR	7,460,000	9,043,264
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		11,138,000	12,744,497
Catalent Pharma Solutions 4.875% 1/15/26 (d)		1,860,000	1,901,850
Elanco Animal Health, Inc.:
4.912% 8/27/21 (e)		1,833,000	1,879,008
5.272% 8/28/23 (e)		5,786,000	6,286,286
5.9% 8/28/28 (e)		2,437,000	2,860,551
Mylan NV 4.55% 4/15/28		7,694,000	9,122,843
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	380,048
3.65% 11/10/21		134,000	135,005
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	1,400,000	1,611,540
2.2% 7/21/21		1,411,000	1,411,494
2.8% 7/21/23		8,328,000	8,182,843
Utah Acquisition Sub, Inc.:
3.15% 6/15/21		7,707,000	7,802,739
3.95% 6/15/26		4,038,000	4,607,177
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (d)		4,653,000	4,793,055
5.75% 8/15/27 (d)		1,980,000	2,128,500
6.125% 4/15/25 (d)		2,625,000	2,700,836
7% 3/15/24 (d)		1,455,000	1,500,469
9% 12/15/25 (d)		352,000	386,742
Viatris, Inc.:
1.125% 6/22/22 (d)		6,439,000	6,496,568
1.65% 6/22/25 (d)		2,070,000	2,131,913
2.7% 6/22/30 (d)		10,521,000	11,157,284
3.85% 6/22/40 (d)		4,583,000	5,162,419
4% 6/22/50 (d)		7,915,000	9,016,861
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,870,054
			115,313,846
TOTAL HEALTH CARE			336,561,428
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,687,723
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		3,606,000	3,705,165
Bombardier, Inc.:
6% 10/15/22 (d)		1,155,000	1,097,481
6.125% 1/15/23 (d)		2,565,000	2,393,145
7.5% 12/1/24 (d)		235,000	210,414
7.5% 3/15/25 (d)		2,271,000	1,958,738
7.875% 4/15/27 (d)		1,060,000	903,650
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		2,215,000	2,306,369
5.375% 7/15/26 (d)		3,692,000	3,835,065
Howmet Aerospace, Inc.:
5.95% 2/1/37		120,000	141,288
6.75% 1/15/28		140,000	165,200
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,622,241
Rolls-Royce PLC:
3.375% 6/18/26	GBP	4,530,000	5,906,308
5.75% 10/15/27 (Reg. S)	GBP	100,000	144,542
The Boeing Co.:
5.04% 5/1/27		7,640,000	8,750,883
5.15% 5/1/30		7,640,000	8,968,693
5.705% 5/1/40		7,640,000	9,644,118
5.805% 5/1/50		7,600,000	10,040,240
5.93% 5/1/60		7,640,000	10,378,637
TransDigm UK Holdings PLC 6.875% 5/15/26		855,000	906,997
TransDigm, Inc.:
5.5% 11/15/27		11,439,000	11,810,768
6.25% 3/15/26 (d)		7,059,000	7,482,540
6.375% 6/15/26		800,000	830,200
6.5% 5/15/25		3,566,000	3,646,235
7.5% 3/15/27		959,000	1,026,130
8% 12/15/25 (d)		4,450,000	4,861,625
			107,424,395
Air Freight & Logistics - 0.0%
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		2,363,000	2,461,892
XPO Logistics, Inc. 6.25% 5/1/25 (d)		3,590,000	3,845,788
			6,307,680
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(g)		210,000	71,400
Azul Investments LLP 5.875% 10/26/24 (d)		1,107,000	1,043,348
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	401,155
Ryanair Ltd. 2.875% 9/15/25 (Reg. S)	EUR	550,000	700,837
			2,216,740
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	6,405,000
Elementia S.A.B. de CV 5.5% 1/15/25 (d)		628,000	635,261
			7,040,261
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.75% 2/15/27 (d)		2,520,000	2,721,600
7.625% 9/1/23		181,000	187,788
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,519,000	6,486,405
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)(f)		1,910,000	1,962,525
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		2,281,000	2,281,000
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		4,991,000	5,134,491
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (d)		1,157,000	1,157,000
5.625% 10/1/28 (d)		2,634,000	2,807,712
5.875% 10/1/30 (d)		2,619,000	2,877,626
Stericycle, Inc. 3.875% 1/15/29 (d)		2,080,000	2,163,200
			27,779,347
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		8,868,000	9,909,990
5.875% 10/15/24		2,568,000	2,850,480
Odebrecht Finance Ltd.:
4.375% 4/25/25 (d)(g)		935,000	29,803
7.125% 6/26/42 (d)(g)		1,399,000	47,653
Pike Corp. 5.5% 9/1/28 (d)		4,810,000	5,038,475
			17,876,401
Electrical Equipment - 0.0%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,626,262
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		830,000	895,103
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,310,000	6,625,500
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	328,988
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (d)		930,000	967,200
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		3,555,000	3,670,538
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,390,482
			6,028,220
Road & Rail - 0.2%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,476,335
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		12,030,000	11,818,122
3.95% 7/1/24 (d)		4,160,000	4,274,877
4.25% 4/15/26 (d)		3,220,000	3,346,186
4.375% 5/1/26 (d)		5,080,000	5,244,940
5.25% 5/15/24 (d)		7,670,000	8,192,667
JSC Georgian Railway 7.75% 7/11/22 (d)		196,000	205,249
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	248,117
			36,806,493
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,734,574
3% 9/15/23		1,163,000	1,205,691
3.375% 6/1/21		3,808,000	3,852,428
3.375% 7/1/25		13,572,000	14,313,840
3.75% 2/1/22		9,580,000	9,844,804
3.875% 4/1/21		4,214,000	4,246,531
4.25% 2/1/24		11,266,000	12,119,644
4.25% 9/15/24		4,366,000	4,712,119
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,024,000	1,438,345
			54,467,976
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.625% 2/2/29 (Reg. S)	EUR	350,000	418,850
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (d)(e)		1,582,497	1,253,179
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		1,115,000	1,181,900
3.875% 7/18/29 (Reg. S)		600,000	637,512
DP World Ltd. 5.625% 9/25/48 (d)		240,000	292,350
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	2,600,000	3,968,651
			7,752,442
TOTAL INDUSTRIALS			283,175,808
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
CommScope, Inc.:
5.5% 3/1/24 (d)		350,000	359,625
6% 3/1/26 (d)		350,000	369,250
HTA Group Ltd. 7% 12/18/25 (d)		345,000	370,399
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,585,000	1,662,269
SSL Robotics LLC 9.75% 12/31/23 (d)		450,000	508,500
			3,270,043
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)		9,000,000	9,957,673
5.85% 7/15/25 (d)		2,748,000	3,269,934
6.02% 6/15/26 (d)		3,119,000	3,786,247
6.1% 7/15/27 (d)		5,045,000	6,181,989
6.2% 7/15/30 (d)		4,367,000	5,546,423
TTM Technologies, Inc. 5.625% 10/1/25 (d)		7,945,000	8,197,889
			36,940,155
IT Services - 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		2,415,000	2,421,038
6.125% 12/1/28 (d)		2,415,000	2,478,394
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		1,295,000	1,385,650
Camelot Finance SA 4.5% 11/1/26 (d)		2,375,000	2,484,844
Gartner, Inc.:
3.75% 10/1/30 (d)		1,185,000	1,232,779
4.5% 7/1/28 (d)		1,835,000	1,926,750
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		4,625,000	5,226,250
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)(f)		1,839,000	1,922,141
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	406,175
Tempo Acquisition LLC:
5.75% 6/1/25 (d)		1,730,000	1,842,450
6.75% 6/1/25 (d)		6,777,000	6,946,425
			28,272,896
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (d)		2,120,000	2,240,819
Micron Technology, Inc. 2.497% 4/24/23		15,434,000	16,117,123
ON Semiconductor Corp. 3.875% 9/1/28 (d)		1,385,000	1,426,550
			19,784,492
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (d)		1,194,000	1,232,805
6.875% 8/1/25 (d)		3,430,000	3,532,900
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	3,166,031
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		1,010,000	1,090,416
CDK Global, Inc.:
5.25% 5/15/29 (d)		435,000	477,413
5.875% 6/15/26		1,632,000	1,705,440
Fair Isaac Corp. 5.25% 5/15/26 (d)		3,301,000	3,697,120
Nortonlifelock, Inc. 5% 4/15/25 (d)		6,576,000	6,707,717
Nuance Communications, Inc. 5.625% 12/15/26		1,967,000	2,078,352
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		169,000	177,568
Oracle Corp.:
2.8% 4/1/27		14,371,000	15,813,514
3.6% 4/1/40		14,370,000	16,768,388
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		3,330,000	3,562,734
			60,010,398
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		705,000	748,378
TOTAL INFORMATION TECHNOLOGY			149,026,362
MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		2,690,000	2,837,950
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	180,540
CF Industries Holdings, Inc.:
4.95% 6/1/43		189,000	235,541
5.15% 3/15/34		102,000	123,245
5.375% 3/15/44		1,190,000	1,512,788
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	14,227,128
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(e)(h)		8,088,000	7,845,360
6.5% 5/15/26 (d)		4,265,000	4,127,241
6.875% 6/15/25 (d)		743,000	729,225
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,852,000	3,669,474
MEGlobal Canada, Inc. 5% 5/18/25 (d)		155,000	172,098
Methanex Corp.:
5.125% 10/15/27		3,719,000	3,914,248
5.25% 12/15/29		169,000	177,049
5.65% 12/1/44		1,197,000	1,240,750
Nufarm Australia Ltd. 5.75% 4/30/26 (d)		3,554,000	3,651,557
OCP SA 6.875% 4/25/44 (d)		150,000	191,484
Olin Corp.:
5% 2/1/30		3,589,000	3,732,560
5.125% 9/15/27		2,256,000	2,340,600
5.625% 8/1/29		2,344,000	2,519,659
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,047,000	1,057,797
SABIC Capital II BV 4% 10/10/23 (d)		902,000	969,650
Sasol Financing U.S.A. LLC 5.875% 3/27/24		190,000	195,759
The Chemours Co. LLC:
5.375% 5/15/27		4,936,000	5,133,440
5.75% 11/15/28 (d)		7,890,000	8,028,075
7% 5/15/25		3,660,000	3,788,100
Valvoline, Inc.:
4.25% 2/15/30 (d)		4,235,000	4,457,338
4.375% 8/15/25		4,090,000	4,228,283
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		1,410,000	1,476,975
			82,763,914
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,850,000	2,268,838
7.75% 4/16/26 (d)		346,000	364,889
			2,633,727
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		1,490,000	1,545,875
5.25% 8/15/27 (d)		254,000	264,884
6% 2/15/25 (d)		2,359,000	2,438,616
Berry Global, Inc. 4.875% 7/15/26 (d)		1,995,000	2,118,012
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		908,000	942,618
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		3,449,000	3,534,121
7.875% 7/15/26 (d)		3,629,000	3,819,523
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		435,000	462,394
OI European Group BV 4% 3/15/23 (d)		1,960,000	2,009,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		1,426,000	1,518,690
Silgan Holdings, Inc. 4.75% 3/15/25		594,000	606,994
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		4,023,000	4,214,093
8.5% 8/15/27 (d)		1,775,000	1,921,438
			25,396,258
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
5.875% 12/1/27		5,850,000	6,084,000
7.875% 8/15/23		505,000	546,663
Alrosa Finance SA 3.1% 6/25/27 (d)		330,000	337,425
Antofagasta PLC 2.375% 10/14/30 (d)		1,005,000	1,003,995
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		295,000	312,324
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		155,000	166,286
3.15% 1/14/30 (d)		405,000	438,919
3.625% 8/1/27 (d)		3,004,000	3,334,440
3.7% 1/30/50 (d)		945,000	1,032,708
4.5% 8/1/47 (d)		2,375,000	2,912,344
CSN Resources SA 7.625% 2/13/23 (d)		2,205,000	2,301,538
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		1,254,000	1,274,378
6.875% 10/15/27 (d)		1,430,000	1,494,350
7.25% 4/1/23 (d)		8,143,000	8,285,503
7.5% 4/1/25 (d)		375,000	389,063
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (d)		40,000	43,852
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	539,088
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	246,375
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		245,000	290,784
Kaiser Aluminum Corp.:
4.625% 3/1/28 (d)		3,589,000	3,701,228
6.5% 5/1/25 (d)		1,374,000	1,470,180
Metinvest BV 7.75% 4/23/23 (d)		1,367,000	1,444,321
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (d)		197,000	175,453
Stillwater Mining Co. 6.125% 6/27/22 (d)		2,008,000	2,035,610
TMK Capital SA 4.3% 2/12/27 (Reg. S)		600,000	588,188
Usiminas International SARL 5.875% 7/18/26 (d)		595,000	644,683
Vedanta Resources PLC:
6.375% 7/30/22 (d)		1,345,000	1,016,820
8.25% 6/7/21 (d)		840,000	777,420
VM Holding SA 6.5% 1/18/28 (d)		430,000	507,736
			43,395,674
TOTAL MATERIALS			154,189,573
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	11,066,590
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	9,275,924
3.85% 2/1/23		2,116,000	2,250,836
4.5% 12/1/28		7,625,000	9,088,815
Communications Sales & Leasing, Inc. 8.25% 10/15/23		2,494,000	2,497,118
CoreCivic, Inc.:
4.625% 5/1/23		2,335,000	2,194,900
5% 10/15/22		1,895,000	1,864,112
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,453,931
5% 7/1/25		4,492,000	5,120,894
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,916,299
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,420,743
3.75% 12/1/24		1,963,000	2,167,881
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		641,000	657,025
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,909,532
3.5% 8/1/26		2,790,000	3,146,387
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,288,589
3.5% 7/15/29		1,322,000	1,494,649
Hospitality Properties Trust:
4.375% 2/15/30		575,000	539,350
4.95% 2/15/27		300,000	286,125
4.95% 10/1/29		120,000	112,500
5.5% 12/15/27		585,000	610,968
7.5% 9/15/25		285,000	317,567
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	17,926,524
iStar Financial, Inc.:
4.25% 8/1/25		560,000	544,600
4.75% 10/1/24		680,000	680,000
Lexington Corporate Properties Trust:
2.7% 9/15/30		3,649,000	3,774,848
4.4% 6/15/24		1,672,000	1,818,303
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	6,448,160
4.5% 1/15/28		2,256,000	2,351,880
4.625% 6/15/25 (d)		695,000	733,225
5.75% 2/1/27		835,000	930,674
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		2,057,000	2,149,976
6.375% 3/1/24		817,000	844,451
Omega Healthcare Investors, Inc.:
3.375% 2/1/31		6,759,000	6,802,600
3.625% 10/1/29		11,904,000	12,309,957
4.375% 8/1/23		15,275,000	16,452,771
4.5% 1/15/25		3,878,000	4,201,243
4.5% 4/1/27		18,502,000	20,390,317
4.75% 1/15/28		10,700,000	11,973,362
4.95% 4/1/24		9,727,000	10,546,633
5.25% 1/15/26		10,610,000	11,856,628
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	603,400
Realty Income Corp. 3.25% 1/15/31		2,129,000	2,409,361
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,257,001
5% 12/15/23		737,000	775,325
Retail Properties America, Inc. 4.75% 9/15/30		764,000	770,937
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	326,360
Senior Housing Properties Trust 9.75% 6/15/25		385,000	438,900
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,656,200
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,209,049
4.25% 2/1/26		10,537,000	11,243,438
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,916,623
4.625% 3/15/29		3,549,000	4,055,905
The GEO Group, Inc.:
5.875% 10/15/24		675,000	532,491
6% 4/15/26		2,435,000	1,801,900
Uniti Group, Inc.:
7.125% 12/15/24 (d)		4,994,000	4,881,635
7.875% 2/15/25 (d)		11,224,000	11,929,204
Ventas Realty LP:
3% 1/15/30		15,631,000	16,613,053
3.125% 6/15/23		1,981,000	2,082,246
3.5% 2/1/25		2,163,000	2,384,525
3.75% 5/1/24		9,073,000	9,856,927
4% 3/1/28		3,986,000	4,506,519
4.125% 1/15/26		2,017,000	2,309,303
4.75% 11/15/30		21,238,000	25,727,477
VEREIT Operating Partnership LP:
2.2% 6/15/28		1,564,000	1,573,248
2.85% 12/15/32		1,925,000	1,971,411
3.4% 1/15/28		3,355,000	3,630,595
VICI Properties, Inc.:
3.5% 2/15/25 (d)		1,305,000	1,331,100
4.25% 12/1/26 (d)		1,875,000	1,945,313
4.625% 12/1/29 (d)		2,365,000	2,520,310
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,016,943
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,883,785
4% 2/1/25		12,346,000	13,603,572
			343,180,943
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,650,000	1,835,349
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	1,109,000	1,343,783
1.75% 3/12/29 (Reg. S)	EUR	1,850,000	2,311,104
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,562,502
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,927,978
3.95% 11/15/27		8,220,000	8,589,227
4.1% 10/1/24		7,423,000	7,809,796
4.55% 10/1/29		8,895,000	9,670,098
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,300,000	1,654,292
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,239,963
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	189,656
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,495,001
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	266,220
Howard Hughes Corp. 5.375% 3/15/25 (d)		3,988,000	4,102,655
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	298,043
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	5,309,206
4.5% 4/18/22		6,302,000	6,215,668
Post Apartment Homes LP 3.375% 12/1/22		933,000	972,481
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		80,000	86,658
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	4,375,207
SATO Oyj 1.375% 2/24/28 (Reg. S)	EUR	1,400,000	1,700,684
Tanger Properties LP:
3.125% 9/1/26		4,970,000	4,961,002
3.75% 12/1/24		8,801,000	8,980,014
3.875% 12/1/23		7,917,000	8,059,045
			96,955,632
TOTAL REAL ESTATE			440,136,575
UTILITIES - 1.8%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,869,097
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)		560,000	600,555
5% 9/15/26		1,432,000	1,474,960
5.75% 10/15/25		1,252,000	1,317,730
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	7,100,840
Duke Energy Corp. 2.45% 6/1/30		6,067,000	6,456,539
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		2,680,000	2,737,095
5.9% 12/1/21 (d)		10,650,000	11,132,151
Enel SpA 2.5% 11/24/78 (Reg. S) (e)	EUR	900,000	1,111,541
Entergy Corp. 2.8% 6/15/30		6,226,000	6,768,101
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (d)		6,152,000	6,113,550
6.75% 8/6/23 (d)		965,000	985,506
Eversource Energy 2.8% 5/1/23		5,482,000	5,748,280
Exelon Corp.:
4.05% 4/15/30		3,689,000	4,374,089
4.7% 4/15/50		1,643,000	2,217,722
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	11,964,739
7.375% 11/15/31		21,162,000	28,869,289
InterGen NV 7% 6/30/23 (d)		4,030,000	3,813,388
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	4,128,100
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,564,671
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		1,904,000	2,013,480
4.5% 9/15/27 (d)		339,000	371,205
NRG Energy, Inc.:
3.375% 2/15/29 (d)(f)		525,000	536,156
3.625% 2/15/31 (d)(f)		1,040,000	1,079,000
5.25% 6/15/29 (d)		1,975,000	2,156,542
5.75% 1/15/28		2,130,000	2,324,576
6.625% 1/15/27		615,000	647,288
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		2,556,769	2,710,175
Pampa Holding SA 7.5% 1/24/27 (d)		321,000	262,007
Pattern Energy Operations LP 4.5% 8/15/28 (d)		990,000	1,059,300
PG&E Corp. 5.25% 7/1/30		3,640,000	3,967,600
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,774,604
Scottish & Southern Energy PLC 4.75% 9/16/77 (Reg. S) (e)		1,420,000	1,474,727
Vistra Operations Co. LLC:
5% 7/31/27 (d)		7,780,000	8,228,128
5.5% 9/1/26 (d)		6,599,000	6,904,864
5.625% 2/15/27 (d)		1,900,000	2,006,970
			148,864,565
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		717,000	921,121
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	511,220
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,337,605
			2,769,946
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21		1,835,000	1,852,867
3.55% 6/15/26		2,935,000	3,278,686
Talen Energy Supply LLC:
7.625% 6/1/28 (d)		1,130,000	1,189,325
10.5% 1/15/26 (d)		965,000	774,403
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		450,000	491,906
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		242,000	249,865
5% 1/31/28 (d)		842,000	940,935
The AES Corp.:
3.3% 7/15/25 (d)		18,728,000	20,427,753
3.95% 7/15/30 (d)		16,328,000	18,513,993
			47,719,733
Multi-Utilities - 0.6%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		210,000	249,900
4.875% 4/23/30 (d)		135,000	166,978
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (d)		26,164,000	29,704,501
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,911,442
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	6,324,699
5.8% 2/1/42		2,300,000	3,215,764
5.95% 6/15/41		3,281,000	4,685,203
NiSource, Inc. 2.95% 9/1/29		17,668,000	19,413,382
Puget Energy, Inc.:
4.1% 6/15/30 (d)		7,332,000	8,298,657
6% 9/1/21		5,649,000	5,872,230
Sempra Energy:
2.875% 10/1/22		2,090,000	2,162,517
6% 10/15/39		5,447,000	7,809,026
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (e)(h)		1,401,000	1,182,482
			90,996,781
TOTAL UTILITIES			290,351,025

TOTAL NONCONVERTIBLE BONDS			6,506,960,869

TOTAL CORPORATE BONDS
(Cost $5,886,456,723)			6,515,632,380

U.S. Government and Government Agency Obligations - 25.0%
U.S. Treasury Inflation-Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$31,080,000	$37,348,756
0.75% 2/15/45		52,292,300	74,179,038
1% 2/15/46		19,539,900	29,136,468
1% 2/15/49		18,870,000	27,382,687
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		17,904,900	20,766,382
0.125% 10/15/24		147,890,000	158,956,444
0.125% 4/15/25		25,000,000	26,756,312
0.125% 1/15/30		25,000,000	27,870,760
0.25% 7/15/29		45,730,000	51,899,253
0.375% 7/15/25		91,333,200	108,672,591
0.375% 1/15/27		38,687,200	45,846,727
0.625% 1/15/26		85,738,500	103,344,139
0.75% 7/15/28		125,065,600	148,952,929
0.875% 1/15/29		116,835,300	139,757,005

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,000,869,491

U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds:
1.125% 5/15/40		86,364,000	82,976,912
1.375% 8/15/50 (i)(j)		186,896,000	177,580,403
1.625% 11/15/50		529,384,000	534,925,926
2.25% 8/15/46 (k)		148,800	171,992
3% 2/15/47		245,214,000	324,659,506
5% 5/15/37		9,400	14,905
U.S. Treasury Notes:
0.125% 8/15/23		35,777,000	35,728,086
0.25% 7/31/25		95,151,000	94,764,449
0.375% 7/31/27		3,723,000	3,672,681
0.5% 10/31/27		187,840,000	186,372,500
0.625% 11/30/27		135,836,000	135,878,449
0.875% 11/15/30 (i)		63,480,000	63,628,781
1.625% 9/30/26		455,668,000	485,678,012
2% 4/30/24		9,073,300	9,620,533
2.125% 7/31/24		126,782,000	135,463,595
2.125% 11/30/24 (j)(k)		2,250,000	2,414,883
2.125% 5/15/25 (j)(k)		834,700	901,215
2.125% 5/31/26		313,445,000	342,255,003
2.25% 12/31/24		138,476,900	149,506,369
2.375% 4/30/26		84,892,000	93,769,183
2.625% 3/31/25		50,000,000	54,976,563
2.75% 2/15/28		54,737,100	62,936,974
2.875% 8/15/28		78,639,600	91,621,277

TOTAL U.S. TREASURY OBLIGATIONS			3,069,518,197

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,862,671,566)			4,070,387,688

U.S. Government Agency - Mortgage Securities - 22.6%
Fannie Mae - 6.3%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (e)(h)		10,986	11,454
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (e)(h)		17,109	17,777
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (e)(h)		3,646	3,799
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (e)(h)		8,283	8,681
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(h)		8,131	8,510
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (e)(h)		26,318	27,652
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (e)(h)		10,435	10,916
12 month U.S. LIBOR + 1.630% 2.828% 3/1/33 (e)(h)		12,324	12,811
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (e)(h)		17,343	18,336
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (e)(h)		25,572	26,713
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (e)(h)		7,491	7,849
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (e)(h)		18,308	19,118
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (e)(h)		12,650	13,301
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (e)(h)		27,801	29,106
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (e)(h)		22,019	22,917
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35(e)(h)		7,008	7,337
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (e)(h)		22,376	23,480
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (e)(h)		769,989	805,853
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (e)(h)		16,770	17,443
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (e)(h)		59,405	61,928
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (e)(h)		8,864	9,246
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (e)(h)		15,319	16,060
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (e)(h)		16,484	17,256
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (e)(h)		57,517	60,189
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (e)(h)		22,326	23,450
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (e)(h)		7,463	7,757
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (e)(h)		11,480	12,128
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (e)(h)		26,239	27,185
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (e)(h)		4,765	4,944
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (e)(h)		4,793	4,976
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (e)(h)		1,888	1,955
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (e)(h)		3,072	3,192
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (e)(h)		455	474
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (e)(h)		5,570	5,847
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (e)(h)		41,589	43,517
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (e)(h)		4,764	5,004
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (e)(h)		22,416	23,282
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (e)(h)		12,159	12,620
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.297% 7/1/34 (e)(h)		36,065	37,707
2.5% 5/1/31 to 10/1/50		106,375,940	112,271,680
3% 7/1/27 to 9/1/50 (j)(k)		457,825,383	485,432,875
3.5% 7/1/32 to 5/1/50 (k)		186,016,822	201,155,293
4% 5/1/29 to 11/1/49		84,125,843	92,314,158
4.5% to 4.5% 6/1/33 to 9/1/49		74,601,776	82,850,821
5% 5/1/21 to 2/1/49		33,936,673	38,615,186
5.243% 8/1/41 (e)		539,880	610,939
5.5% 10/1/21 to 12/1/23		6,731	6,927
6% to 6% 3/1/21 to 1/1/42		2,353,916	2,784,480
6.5% 3/1/22 to 4/1/37		995,071	1,152,785
6.572% 2/1/39 (e)		431,759	476,384
7% to 7% 9/1/21 to 7/1/37		215,356	247,661
7.5% to 7.5% 6/1/25 to 2/1/32		95,409	108,445
8% 8/1/29 to 3/1/37		3,926	4,763

TOTAL FANNIE MAE			1,019,504,167

Freddie Mac - 3.4%
12 month U.S. LIBOR + 1.320% 3.212% 1/1/36 (e)(h)		9,962	10,314
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (e)(h)		33,413	34,712
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (e)(h)		25,259	26,365
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (e)(h)		5,947	6,201
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (e)(h)		123,934	128,891
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (e)(h)		69,878	72,646
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (e)(h)		335,494	349,629
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (e)(h)		2,543	2,669
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (e)(h)		11,688	12,370
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (e)(h)		84,848	88,754
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (e)(h)		12,849	13,264
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (e)(h)		5,882	6,179
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (e)(h)		6,682	6,964
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (e)(h)		24,189	25,388
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (e)(h)		18,555	19,481
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (e)(h)		22,438	23,567
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (e)(h)		6,571	6,879
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (e)(h)		18,041	18,965
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (e)(h)		16,791	17,587
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (e)(h)		419	437
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (e)(h)		22,484	23,481
6 month U.S. LIBOR + 1.120% 2% 8/1/37 (e)(h)		10,972	11,216
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (e)(h)		1,411	1,466
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (e)(h)		16,881	17,617
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (e)(h)		4,375	4,584
6 month U.S. LIBOR + 1.840% 2.596% 10/1/36 (e)(h)		48,334	50,553
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (e)(h)		5,577	5,856
6 month U.S. LIBOR + 1.860% 2.642% 10/1/35 (e)(h)		24,424	25,543
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (e)(h)		8,458	8,837
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (e)(h)		8,548	8,926
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (e)(h)		31,135	32,577
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.043% 6/1/33 (e)(h)		56,370	58,864
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.174% 3/1/35 (e)(h)		113,523	118,312
2.5% 6/1/31 to 7/1/50		46,278,173	48,654,089
3% 4/1/32 to 6/1/50		135,499,631	143,336,999
3.5% 1/1/32 to 5/1/49 (k)(l)		187,044,780	202,263,373
3.5% 8/1/47		46,643	50,133
4% 6/1/33 to 5/1/48		115,726,178	126,635,280
4% 4/1/48		76,204	81,673
4.5% 6/1/25 to 12/1/48		25,494,817	28,249,098
5% 2/1/21 to 7/1/41		4,360,033	5,016,971
5.5% 6/1/22		11,890	12,160
6% 12/1/21 to 12/1/37		438,903	513,252
6.5% 9/1/21 to 9/1/39		542,953	638,438
7% 8/1/21 to 9/1/36		201,534	234,824
7.5% 1/1/27 to 11/1/31		4,262	4,940
8% 7/1/24 to 4/1/32		5,295	6,079
8.5% 12/1/22 to 1/1/28		4,432	4,977

TOTAL FREDDIE MAC			556,941,380

Ginnie Mae - 5.6%
3.5% 9/20/40 to 4/20/50 (k)		137,783,738	150,052,808
4% 5/20/33 to 5/20/49		164,888,551	179,074,057
4.5% 6/20/33 to 6/20/47		43,325,217	47,800,719
5% 12/15/32 to 4/20/48		13,046,957	14,652,786
5.5% 7/15/33 to 9/15/39		323,618	380,220
6% to 6% 10/15/30 to 11/15/39		114,259	131,910
7% to 7% 11/15/22 to 3/15/33		217,836	250,859
7.5% to 7.5% 2/15/22 to 9/15/31		64,533	71,615
8% 11/15/21 to 11/15/29		16,738	18,226
8.5% 10/15/21 to 1/15/31		4,413	5,117
9% 1/15/23		33	35
9.5% 3/15/23		1	1
2% 12/1/50 (f)		22,200,000	23,222,135
2.5% 12/1/50 (f)		33,100,000	34,864,263
2.5% 12/1/50 (f)		26,600,000	28,017,807
2.5% 12/1/50 (f)		30,700,000	32,336,341
2.5% 12/1/50 (f)		25,200,000	26,543,185
2.5% 12/1/50 (f)		21,800,000	22,961,962
2.5% 12/1/50 (f)		10,550,000	11,112,326
2.5% 12/1/50 (f)		7,200,000	7,583,767
2.5% 1/1/51 (f)		33,100,000	34,787,978
2.5% 1/1/51 (f)		33,800,000	35,523,675
2.5% 1/1/51 (f)		32,350,000	33,999,730
3% 5/20/42 to 9/20/50		68,947,539	72,661,845
3% 12/1/50 (f)		12,300,000	12,837,095
3% 12/1/50 (f)		14,550,000	15,185,345
3% 12/1/50 (f)		14,550,000	15,185,345
3% 12/1/50 (f)		7,150,000	7,462,214
3% 1/1/51 (f)		1,850,000	1,931,505
3% 1/1/51 (f)		3,350,000	3,497,591
3.5% 12/1/50 (f)		12,000,000	12,674,245
3.5% 12/1/50 (f)		1,550,000	1,637,090
3.5% 12/1/50 (f)		850,000	897,759
3.5% 12/1/50 (f)		4,650,000	4,911,270
3.5% 12/1/50 (f)		6,200,000	6,548,360
3.5% 12/1/50 (f)		3,100,000	3,274,180
3.5% 12/1/50 (f)		3,050,000	3,221,371
3.5% 12/1/50 (f)		19,750,000	20,859,695
3.5% 12/1/50 (f)		1,350,000	1,425,853
3.5% 12/1/50 (f)		5,200,000	5,492,173
3.5% 12/1/50 (f)		7,325,000	7,736,571
3.5% 1/1/51 (f)		8,800,000	9,291,009
3.5% 1/1/51 (f)		9,500,000	10,030,067
3.5% 1/1/51 (f)		12,000,000	12,669,558
6.5% 3/20/31 to 6/15/37		76,678	90,180

TOTAL GINNIE MAE			912,911,843

Uniform Mortgage Backed Securities - 7.3%
1.5% 12/1/35 (f)		7,250,000	7,433,951
1.5% 12/1/35 (f)		7,850,000	8,049,175
1.5% 12/1/35 (f)		4,300,000	4,409,102
1.5% 12/1/35 (f)		3,600,000	3,691,341
1.5% 12/1/35 (f)		30,000,000	30,761,178
1.5% 12/1/35 (f)		21,000,000	21,532,825
1.5% 12/1/35 (f)		23,000,000	23,583,570
1.5% 12/1/35 (f)		7,000,000	7,177,608
1.5% 12/1/35 (f)		21,000,000	21,532,825
1.5% 1/1/36 (f)		7,850,000	8,040,589
1.5% 1/1/36 (f)		17,050,000	17,463,954
1.5% 1/1/36 (f)		5,950,000	6,094,459
2% 12/1/35 (f)		10,350,000	10,774,635
2% 12/1/35 (f)		10,200,000	10,618,481
2% 12/1/35 (f)		10,850,000	11,295,148
2% 12/1/35 (f)		9,600,000	9,993,864
2% 1/1/36 (f)		10,950,000	11,385,135
2% 1/1/36 (f)		20,450,000	21,262,650
2% 12/1/50 (f)		9,600,000	9,972,227
2% 12/1/50 (f)		600,000	623,264
2% 12/1/50 (f)		5,350,000	5,557,439
2% 12/1/50 (f)		21,850,000	22,697,203
2% 12/1/50 (f)		21,850,000	22,697,203
2% 12/1/50 (f)		44,000,000	45,706,038
2% 12/1/50 (f)		34,850,000	36,201,260
2% 12/1/50 (f)		24,600,000	25,553,831
2% 12/1/50 (f)		30,800,000	31,994,227
2% 12/1/50 (f)		13,200,000	13,711,812
2% 12/1/50 (f)		3,550,000	3,687,646
2% 12/1/50 (f)		5,350,000	5,557,439
2% 12/1/50 (f)		5,350,000	5,557,439
2% 1/1/51 (f)		5,350,000	5,545,318
2.5% 12/1/35 (f)		8,350,000	8,680,080
2.5% 12/1/35 (f)		8,550,000	8,887,986
2.5% 12/1/35 (f)		6,200,000	6,445,089
2.5% 12/1/35 (f)		4,300,000	4,469,981
2.5% 12/1/50 (f)		34,850,000	36,513,530
2.5% 12/1/50 (f)		33,050,000	34,627,609
2.5% 12/1/50 (f)		19,100,000	20,011,719
3% 12/1/50 (f)		8,300,000	8,670,914
3% 12/1/50 (f)		10,700,000	11,178,166
3% 12/1/50 (f)		32,900,000	34,370,248
3% 12/1/50 (f)		3,700,000	3,865,347
3% 12/1/50 (f)		4,500,000	4,701,098
3% 12/1/50 (f)		28,500,000	29,773,619
3% 12/1/50 (f)		50,200,000	52,443,358
3% 12/1/50 (f)		50,000,000	52,234,420
3% 12/1/50 (f)		31,550,000	32,959,919
3% 12/1/50 (f)		31,550,000	32,959,919
3% 12/1/50 (f)		16,000,000	16,715,014
3% 12/1/50 (f)		6,700,000	6,999,412
3% 1/1/51 (f)		22,450,000	23,467,286
3% 1/1/51 (f)		21,900,000	22,892,363
3% 1/1/51 (f)		37,450,000	39,146,987
3.5% 12/1/50 (f)		14,000,000	14,766,723
3.5% 12/1/50 (f)		8,675,000	9,150,094
3.5% 12/1/50 (f)		4,875,000	5,141,984
3.5% 12/1/50 (f)		9,900,000	10,442,182
3.5% 12/1/50 (f)		10,300,000	10,864,089
3.5% 12/1/50 (f)		8,500,000	8,965,510
3.5% 12/1/50 (f)		6,600,000	6,961,455
3.5% 12/1/50 (f)		7,600,000	8,016,221
3.5% 12/1/50 (f)		6,800,000	7,172,408
3.5% 12/1/50 (f)		28,700,000	30,271,781
3.5% 12/1/50 (f)		1,850,000	1,951,317
4% 12/1/50 (f)		16,100,000	17,178,571
4% 12/1/50 (f)		18,550,000	19,792,702
4% 12/1/50 (f)		13,850,000	14,777,839
4% 12/1/50 (f)		7,850,000	8,375,887
4% 12/1/50 (f)		16,100,000	17,178,571
4% 12/1/50 (f)		24,550,000	26,194,654
4% 12/1/50 (f)		7,850,000	8,375,887

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,187,754,775

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,582,830,496)			3,677,112,165

Asset-Backed Securities - 5.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$4,496,845	$4,257,090
Series 2019-1 Class A, 3.844% 5/15/39 (d)		7,615,004	7,154,652
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		12,356,804	11,672,503
Class B, 4.458% 10/16/39 (d)		2,284,547	1,663,256
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (d)(e)(h)		17,181,000	17,164,953
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (d)(e)(h)		9,578,000	9,578,450
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (d)(e)(h)		6,180,000	6,176,471
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		261,000	292,963
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		595,000	654,087
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		611,000	688,715
Class XS, 0% 10/17/52 (c)(d)(e)(m)		418,804	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		5,999,600	5,600,981
Class B, 4.335% 1/16/40 (d)		972,650	707,108
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (d)(e)(h)		11,120,000	11,110,915
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (d)(e)(f)(h)		12,410,000	12,410,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (d)(e)(h)		12,711,000	12,734,541
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (d)(e)(h)		14,121,000	14,064,685
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (d)(e)(h)		4,451,000	4,440,500
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1491% 6/26/34 (d)(e)(h)		3,560	12,555
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (d)(e)(h)		15,207,000	15,187,930
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (d)(e)(h)		7,072,000	7,067,941
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		12,753,708	12,122,831
Class AA, 2.487% 12/16/41 (d)(e)		2,096,875	2,015,568
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (d)(e)(h)		13,314,000	13,203,094
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (d)		726,220	727,914
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		3,095,354	3,128,524
Series 2020-HB3 Class A, 2.8115% 5/25/30 (d)(e)		1,097,111	1,106,546
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		10,942,880	10,239,146
Class B, 5.095% 4/15/39 (d)		5,073,224	3,775,412
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (d)		9,782,184	9,244,168
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (d)(e)(h)		9,285,000	9,280,775
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (d)(e)(h)		6,355,000	6,351,823
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (d)(e)(h)		8,999,000	8,987,688
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (d)(e)(h)		3,245,000	3,230,816
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (d)(e)(h)		12,672,000	12,719,520
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5001% 10/25/37 (d)(e)(h)		3,604,835	3,619,112
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)		727,762	730,850
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		3,071,505	3,107,166
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		1,824,030	1,836,723
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 4.6814% 1/28/40 (c)(d)(e)(h)		195,806	20
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		6,129,668	6,292,839
Class A2II, 4.03% 11/20/47 (d)		10,385,328	11,038,772
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (d)(e)(h)		12,660,000	12,648,847
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (d)(e)(h)		5,978,000	5,955,445
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (d)(e)(h)		12,449,000	12,451,067
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (d)(e)(f)(h)		6,590,000	6,590,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (d)(e)(h)		11,115,000	11,101,006
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (d)(e)(h)		14,945,000	14,931,385
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (d)(e)(h)		10,386,000	10,375,853
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (d)(e)(h)		8,700,000	8,646,217
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (d)		15,800,000	15,849,154
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (d)(e)(h)		16,200,000	16,179,620
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		420,000	424,605
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (d)(e)(h)		12,358,000	12,348,460
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (d)(e)(h)		15,400,000	15,399,908
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (d)		521,143	535,208
Home Partners of America Credit Trust Series 2017-1 Class E, 1 month U.S. LIBOR + 2.650% 2.7864% 7/17/34 (d)(e)(h)		153,000	153,196
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.4864% 7/17/37 (d)(e)(h)		389,000	384,916
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		5,315,154	5,068,328
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		5,517,919	5,256,511
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 2.3909% 6/17/37 (d)(e)(h)		325,749	322,363
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (d)(e)(f)(h)		7,620,000	7,620,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (d)(e)(h)		9,840,000	9,815,459
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (d)(e)(h)		5,120,000	5,115,116
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (d)(e)(h)		13,736,000	13,727,319
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (d)(e)(h)		17,100,000	17,129,395
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (d)(e)(h)		5,990,000	5,986,562
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (d)(e)(h)		11,179,000	11,168,481
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (d)(e)(h)		18,686,000	18,675,274
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		3,648,176	3,678,272
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)		4,364,842	4,674,938
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (d)(e)(h)		13,378,000	13,270,762
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		2,281,309	2,284,783
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)		10,150,474	10,137,278
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (e)(h)		63,132	63,051
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (d)(e)(h)		12,592,000	12,578,602
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0148% 7/25/25 (e)(h)		664,644	664,777
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3943% 1/25/36 (e)(h)		487,731	487,436
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		20,751,500	20,659,778
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		9,589,535	9,059,138
Progress Residential Trust:
Series 2018-SFR1 Class F, 4.778% 3/17/35 (d)		269,000	269,509
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		292,000	295,538
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		392,000	400,069
Class G, 5.618% 10/17/35 (d)		336,000	340,664
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		330,000	338,931
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		116,000	112,583
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		263,000	260,942
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,082,000	1,104,265
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		378,000	370,443
Class H, 5.268% 4/17/37 (d)		105,000	101,982
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		273,000	272,976
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		9,962,225	9,456,048
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25(d)		255,301	256,404
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		11,376,879	10,556,121
Class B, 4.335% 3/15/40 (d)		1,071,663	731,710
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		12,474,000	13,247,263
1.884% 7/15/50 (d)		4,985,000	5,132,420
2.328% 7/15/52 (d)		3,812,000	3,850,609
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 2.7409% 1/17/35 (d)(e)(h)		527,000	527,799
Class F, 1 month U.S. LIBOR + 3.400% 3.5409% 1/17/35 (d)(e)(h)		529,000	527,418
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (d)(e)(h)		16,746,376	16,804,537
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (d)(e)(h)		9,200,000	9,200,000
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.7248% 12/5/36 (c)(d)(e)(h)		361,525	27
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (d)(e)(h)		8,903,000	8,842,780
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (e)(h)		9,027	8,295
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		6,556,330	6,268,325
Series 2018-A Class A, 4.147% 9/15/38 (d)(e)		11,363,927	10,854,966
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		15,740,661	14,944,209
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)		8,230,912	8,787,427
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)		9,939,182	10,461,316
Series 2019-1 Class A1, 3.7236% 3/25/58 (d)(e)		4,007,832	4,300,094
Series 2020-4 Class A1, 1.75% 10/25/60 (d)		7,765,235	7,931,021
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (d)(e)(h)		934,000	644,460
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (d)		188,000	188,673
Class F, 5.769% 11/17/33 (d)		925,000	926,720
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		883,000	938,704
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		525,000	539,556
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		151,000	162,045
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		403,000	412,606
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (d)(e)(h)		12,578,000	12,565,963
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (d)(e)(h)		14,510,000	14,559,552
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (d)(e)(h)		10,390,000	10,361,542
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (d)(e)(h)		13,214,000	13,207,512
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (d)(e)(h)		20,400,000	20,374,378
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (d)(e)(h)		15,600,000	15,619,796
TOTAL ASSET-BACKED SECURITIES
(Cost $827,522,787)			823,876,315

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.2881% 6/27/36 (d)(e)(h)		83,094	82,973
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5514% 7/26/36 (d)(e)		87,261	86,012
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(e)		993,985	991,458
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(e)		2,094	311
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (d)(e)(h)		1,395,034	1,318,730
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(e)(h)		85,147	9
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (d)		6,673,506	6,874,546
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (e)(h)		3,045,809	3,077,209
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (d)(e)(h)		4,406,273	4,406,388
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.322% 3/25/37 (e)		2,879	2,868
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (d)(e)(h)		4,631,567	4,645,772
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(e)		24,365,000	24,908,169
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		2,347,523	2,378,010
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.0436% 7/26/45 (d)(e)		353,198	348,846
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		3,399,756	3,399,429
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (e)(h)		3,031	2,918
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (d)(e)(h)		9,792,000	9,812,700
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (e)(h)		1,285,644	1,249,666

TOTAL PRIVATE SPONSOR			63,586,014

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9501% 2/25/32 (e)(h)		4,400	4,473
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1435% 3/18/32 (e)(h)		7,885	8,060
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1501% 4/25/32 (e)(h)		8,725	8,934
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1501% 10/25/32 (e)(h)		11,608	11,877
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9001% 1/25/32 (e)(h)		4,361	4,425
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9499% 12/25/33 (e)(m)(n)		149,613	41,448
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5299% 11/25/36 (e)(m)(n)		109,336	24,283
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		1,553	1,630
Series 1993-207 Class H, 6.5% 11/25/23		36,525	39,003
Series 1996-28 Class PK, 6.5% 7/25/25		12,976	13,909
Series 1999-17 Class PG, 6% 4/25/29		59,493	66,218
Series 1999-32 Class PL, 6% 7/25/29		59,911	66,879
Series 1999-33 Class PK, 6% 7/25/29		44,575	49,829
Series 2001-52 Class YZ, 6.5% 10/25/31		5,980	7,045
Series 2003-28 Class KG, 5.5% 4/25/23		18,805	19,649
Series 2005-102 Class CO 11/25/35 (o)		29,862	28,111
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1597% 8/25/35 (e)(n)		8,101	11,160
Series 2005-81 Class PC, 5.5% 9/25/35		83,614	95,106
Series 2006-12 Class BO 10/25/35 (o)		136,235	127,882
Series 2006-15 Class OP 3/25/36 (o)		154,346	145,283
Series 2006-37 Class OW 5/25/36 (o)		14,601	13,646
Series 2006-45 Class OP 6/25/36 (o)		48,105	45,134
Series 2006-62 Class KP 4/25/36 (o)		80,233	75,696
Series 2012-149:
Class DA, 1.75% 1/25/43		1,532,503	1,581,069
Class GA, 1.75% 6/25/42		1,648,539	1,697,943
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		12,657	14,508
Series 1999-25 Class Z, 6% 6/25/29		47,567	54,157
Series 2001-20 Class Z, 6% 5/25/31		62,570	70,265
Series 2001-31 Class ZC, 6.5% 7/25/31		33,305	38,470
Series 2002-16 Class ZD, 6.5% 4/25/32		20,795	24,567
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3999% 11/25/32 (e)(m)(n)		75,332	11,166
Series 2012-67 Class AI, 4.5% 7/25/27 (m)		275,123	17,213
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4899% 12/25/36 (e)(m)(n)		77,280	21,094
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2899% 5/25/37 (e)(m)(n)		42,365	9,648
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3752% 9/25/23 (e)(n)		1,709	2,009
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9499% 3/25/33 (e)(m)(n)		9,855	2,389
Series 2005-72 Class ZC, 5.5% 8/25/35		591,557	671,314
Series 2005-79 Class ZC, 5.9% 9/25/35		438,328	502,762
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7192% 6/25/37 (e)(n)		35,368	75,704
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (e)(n)		53,566	114,724
Class SB, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (e)(n)		18,566	35,242
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3949% 8/25/37 (e)(m)(n)		1,588,281	365,515
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1999% 3/25/38 (e)(m)(n)		272,925	58,466
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.2099% 6/25/21 (e)(m)(n)		3	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8999% 12/25/40 (e)(m)(n)		260,069	53,684
Class ZA, 4.5% 12/25/40		1,170,560	1,293,572
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		148,610	9,085
Series 2010-150 Class ZC, 4.75% 1/25/41		1,465,172	1,649,454
Series 2010-17 Class DI, 4.5% 6/25/21 (m)		1	0
Series 2010-95 Class ZC, 5% 9/25/40		3,107,993	3,518,266
Series 2011-39 Class ZA, 6% 11/25/32		184,741	215,164
Series 2011-4 Class PZ, 5% 2/25/41		569,562	663,911
Series 2011-67 Class AI, 4% 7/25/26 (m)		48,355	2,662
Series 2011-83 Class DI, 6% 9/25/26 (m)		26,550	902
Series 2012-100 Class WI, 3% 9/25/27 (m)		986,990	65,471
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (e)(m)(n)		269,592	17,420
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (e)(m)(n)		320,737	26,577
Series 2013-133 Class IB, 3% 4/25/32 (m)		562,911	19,205
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (e)(m)(n)		345,358	56,751
Series 2013-51 Class GI, 3% 10/25/32 (m)		1,027,586	74,636
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5699% 6/25/35 (e)(m)(n)		206,312	42,582
Series 2015-42 Class IL, 6% 6/25/45 (m)		1,576,614	306,627
Series 2015-70 Class JC, 3% 10/25/45		1,373,463	1,458,522
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		878,514	176,773
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)		40,204	7,398
Series 343 Class 16, 5.5% 5/25/34 (m)		35,501	5,892
Series 348 Class 14, 6.5% 8/25/34 (e)(m)		25,058	5,695
Series 351:
Class 12, 5.5% 4/25/34 (e)(m)		16,052	2,965
Class 13, 6% 3/25/34 (m)		22,131	4,130
Series 359 Class 19, 6% 7/25/35 (e)(m)		13,434	2,756
Series 384 Class 6, 5% 7/25/37 (m)		168,676	29,162
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9409% 1/15/32 (e)(h)		3,741	3,803
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (e)(h)		4,822	4,918
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1409% 3/15/32 (e)(h)		5,230	5,350
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0409% 6/15/31 (e)(h)		8,999	9,169
Class FG, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (e)(h)		2,839	2,895
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3909% 5/15/37 (e)(h)		203,498	204,073
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		67,757	75,763
Series 2101 Class PD, 6% 11/15/28		5,785	6,451
Series 2121 Class MG, 6% 2/15/29		26,683	29,815
Series 2131 Class BG, 6% 3/15/29		196,142	219,905
Series 2137 Class PG, 6% 3/15/29		29,179	32,751
Series 2154 Class PT, 6% 5/15/29		52,438	58,858
Series 2162 Class PH, 6% 6/15/29		10,317	11,493
Series 2520 Class BE, 6% 11/15/32		71,944	83,059
Series 2693 Class MD, 5.5% 10/15/33		780,950	901,916
Series 2802 Class OB, 6% 5/15/34		80,260	90,395
Series 3002 Class NE, 5% 7/15/35		198,918	223,040
Series 3110 Class OP 9/15/35 (o)		81,225	79,176
Series 3119 Class PO 2/15/36 (o)		180,533	169,831
Series 3121 Class KO 3/15/36 (o)		30,333	28,904
Series 3123 Class LO 3/15/36 (o)		102,946	96,905
Series 3145 Class GO 4/15/36 (o)		101,629	96,128
Series 3189 Class PD, 6% 7/15/36		165,151	196,519
Series 3225 Class EO 10/15/36 (o)		53,416	50,146
Series 3258 Class PM, 5.5% 12/15/36		79,280	91,454
Series 3415 Class PC, 5% 12/15/37		68,761	77,424
Series 3786 Class HI, 4% 3/15/38 (m)		82,071	1,747
Series 3806 Class UP, 4.5% 2/15/41		494,303	546,877
Series 3832 Class PE, 5% 3/15/41		843,805	946,780
Series 4135 Class AB, 1.75% 6/15/42		1,240,391	1,277,694
sequential payer:
Series 2135 Class JE, 6% 3/15/29		13,343	14,997
Series 2274 Class ZM, 6.5% 1/15/31		18,648	21,433
Series 2281 Class ZB, 6% 3/15/30		35,932	39,923
Series 2303 Class ZV, 6% 4/15/31		18,163	20,471
Series 2357 Class ZB, 6.5% 9/15/31		135,743	159,814
Series 2502 Class ZC, 6% 9/15/32		34,215	39,417
Series 2519 Class ZD, 5.5% 11/15/32		50,993	57,821
Series 2546 Class MJ, 5.5% 3/15/23		11,830	12,377
Series 2601 Class TB, 5.5% 4/15/23		5,560	5,821
Series 2998 Class LY, 5.5% 7/15/25		25,642	27,585
Series 3871 Class KB, 5.5% 6/15/41		1,135,805	1,351,447
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4591% 2/15/36 (e)(m)(n)		51,154	10,706
Series 2013-4281 Class AI, 4% 12/15/28 (m)		426,297	21,029
Series 2017-4683 Class LM, 3% 5/15/47		2,015,810	2,141,619
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8843% 8/15/24 (e)(n)		231	272
Class SD, 86.400% - 1 month U.S. LIBOR 84.6185% 8/15/24 (e)(n)		341	447
Series 2933 Class ZM, 5.75% 2/15/35		842,956	998,010
Series 2935 Class ZK, 5.5% 2/15/35		749,142	858,882
Series 2947 Class XZ, 6% 3/15/35		285,809	333,171
Series 2996 Class ZD, 5.5% 6/15/35		635,904	751,426
Series 3237 Class C, 5.5% 11/15/36		838,203	970,540
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5191% 11/15/36 (e)(m)(n)		218,011	55,398
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6091% 3/15/37 (e)(m)(n)		338,240	90,604
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6191% 4/15/37 (e)(m)(n)		481,274	129,388
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4391% 6/15/37 (e)(m)(n)		164,821	38,429
Series 3949 Class MK, 4.5% 10/15/34		139,728	154,381
Series 3955 Class YI, 3% 11/15/21 (m)		50,480	487
Series 4055 Class BI, 3.5% 5/15/31 (m)		511,844	19,268
Series 4149 Class IO, 3% 1/15/33 (m)		516,279	51,451
Series 4314 Class AI, 5% 3/15/34 (m)		155,798	10,791
Series 4427 Class LI, 3.5% 2/15/34 (m)		1,114,393	62,477
Series 4471 Class PA 4% 12/15/40		870,938	934,287
target amortization class Series 2156 Class TC, 6.25% 5/15/29		33,190	35,993
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0484% 2/15/24 (e)(h)		9,256	9,308
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		23,047	25,684
Series 2056 Class Z, 6% 5/15/28		54,120	60,485
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,733,412	1,910,585
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		4,104,559	4,476,958
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5491% 6/16/37 (e)(m)(n)		95,287	23,132
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7063% 3/20/60 (e)(h)(p)		1,261,841	1,265,652
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (e)(h)(p)		164,202	163,843
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (e)(h)(p)		197,503	196,948
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (e)(h)(p)		204,052	203,498
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (e)(h)(p)		412,647	412,310
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 12/20/60 (e)(h)(p)		514,966	515,976
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 2/20/61 (e)(h)(p)		874,452	875,665
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.63% 2/20/61 (e)(h)(p)		1,171,633	1,173,204
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (e)(h)(p)		465,628	466,592
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (e)(h)(p)		649,356	650,700
Class FC, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (e)(h)(p)		535,360	536,465
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.67% 6/20/61 (e)(h)(p)		625,100	626,733
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (e)(h)(p)		1,252,731	1,258,081
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (e)(h)(p)		688,180	692,629
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (e)(h)(p)		445,950	448,722
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (e)(h)(p)		630,159	633,248
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (e)(h)(p)		406,021	407,782
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (e)(h)(p)		18,215	18,316
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.66% 10/20/62 (e)(h)(p)		332,319	333,093
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.67% 7/20/60 (e)(h)(p)		9,880	9,888
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5% 3/20/63 (e)(h)(p)		608,979	608,284
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 1/20/64 (e)(h)(p)		599,671	601,828
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.74% 12/20/63 (e)(h)(p)		2,158,963	2,167,805
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.64% 6/20/64 (e)(h)(p)		2,611,406	2,616,715
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.64% 9/20/64 (e)(h)(p)		8,646,506	8,664,290
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.54% 12/20/62 (e)(h)(p)		35,510	35,501
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5465% 1/20/49 (e)(h)		3,811,441	3,838,178
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6465% 10/20/49 (e)(h)		1,506,683	1,521,558
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5965% 12/20/49 (e)(h)		4,880,947	4,914,707
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5465% 5/20/49 (e)(h)		3,301,038	3,324,166
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6465% 8/20/49 (e)(h)		2,096,268	2,117,777
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5465% 3/20/50 (e)(h)		4,686,052	4,718,017
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (e)(n)		1,597,563	1,917,083
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		79,517	5,334
Series 2016-69 Class WA, 3% 2/20/46		1,399,220	1,448,998
Series 2017-134 Class BA, 2.5% 11/20/46		1,798,763	1,887,531
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		283,176	321,096
Series 2010-160 Class DY, 4% 12/20/40		3,124,428	3,438,120
Series 2010-170 Class B, 4% 12/20/40		697,015	767,128
Series 2017-139 Class BA, 3% 9/20/47		6,861,598	7,325,329
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3591% 5/16/34 (e)(m)(n)		54,155	11,379
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0591% 8/17/34(e)(m)(n)		54,230	13,679
Series 2010-116 Class QB, 4% 9/16/40		6,933,284	7,531,583
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 5/20/60 (e)(h)(p)		471,850	470,827
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (e)(m)(n)		268,682	50,778
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5591% 6/16/42 (e)(m)(n)		200,012	46,376
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (e)(n)		57,410	60,517
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (e)(n)		189,852	196,351
Series 2013-149 Class MA, 2.5% 5/20/40		3,565,270	3,711,403
Series 2014-2 Class BA, 3% 1/20/44		3,444,254	3,703,161
Series 2014-21 Class HA, 3% 2/20/44		1,412,987	1,502,957
Series 2014-25 Class HC, 3% 2/20/44		2,241,977	2,428,205
Series 2014-5 Class A, 3% 1/20/44		2,047,754	2,190,425
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		215,451	217,089
Series 2015-H21 Class JA, 2.5% 6/20/65 (p)		99,542	99,524
Series 2017-186 Class HK, 3% 11/16/45		3,188,171	3,423,003
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (e)(h)(p)		5,253,983	5,202,796

TOTAL U.S. GOVERNMENT AGENCY			131,525,563

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $189,905,729)			195,111,577

Commercial Mortgage Securities - 3.6%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.2409% 4/15/35 (d)(e)(h)		397,000	347,787
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4409% 6/15/35 (d)(e)(h)		172,000	154,666
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.3409% 3/15/34 (d)(e)(h)		567,000	486,978
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.0909% 4/15/36 (d)(e)(h)		1,045,000	981,413
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (d)(e)(h)		11,782,000	11,782,216
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		6,400,000	6,445,491
Class ANM, 3.112% 11/5/32 (d)		7,809,000	7,791,466
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(e)		455,000	455,372
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		1,753,000	1,556,036
Class CNM, 3.8425% 11/5/32 (d)(e)		725,000	612,840
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52		1,355,000	1,493,825
Series 2019-BN23 Class E, 2.5% 12/15/52 (d)		378,000	291,131
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		782,000	749,869
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		455,000	370,099
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		960,000	774,514
Class E, 2.8% 11/15/50 (d)		609,000	346,852
Series 2018-BN12 Class D, 3% 5/15/61 (d)		487,000	335,266
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		430,000	330,403
Class E, 3% 11/15/61 (d)		430,000	273,720
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		648,000	580,501
Class E, 3% 5/15/62 (d)		336,000	271,173
Series 2019-BN19:
Class D, 3% 8/15/61 (d)		946,000	862,105
Class E, 3% 8/15/61 (d)		156,000	124,155
Series 2019-BN20 Class D, 2.5% 9/15/62 (d)		966,000	856,585
Series 2019-BN21:
Class E, 2.5% 10/17/52 (d)		529,000	415,808
Class F, 2.6818% 10/17/52 (d)		748,000	334,786
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		243,000	213,606
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		252,000	208,700
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		294,000	233,163
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (e)		347,000	347,522
Class D, 3.25% 2/15/50 (d)		675,000	543,490
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1041% 7/15/49 (e)(m)		15,648,697	1,043,198
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (d)		188,000	161,354
Class F, 2.7297% 11/15/52 (d)(e)		304,700	132,653
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(e)(m)		781,761	0
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		830,000	600,690
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(e)		483,000	370,451
Class E, 3.7292% 8/14/36 (d)(e)		363,000	243,358
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		348,000	241,868
Series 2020-C7 Class D, 3.7186% 4/15/53 (d)(e)		210,000	182,979
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		1,536,000	1,821,022
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(e)		399,000	371,867
Class 225E, 3.4041% 12/15/62 (d)(e)		269,000	236,072
Class A5, 3.0486% 12/15/62		2,111,000	2,364,643
Series 2020-B20 Class E, 2% 10/15/53 (d)		588,000	441,288
Series 2018-B7:
Class D, 3% 5/15/53 (d)(e)		351,000	285,224
Class E, 3% 5/15/53 (d)(e)		351,000	254,815
Class F, 3.7661% 5/15/53 (d)(e)		763,000	414,861
Series 2019-B12 Class D, 3% 8/15/52 (d)		381,000	348,209
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(e)		1,113,000	1,046,685
Class D, 2.25% 7/15/53 (d)		777,000	670,306
Series 2020-B21:
Class D, 2% 12/15/53 (d)		446,000	363,081
Class E, 2% 12/15/53 (d)		420,000	292,101
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(e)		315,000	307,271
Class D, 3.4028% 9/15/48 (d)(e)		379,000	351,181
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(e)		789,000	598,696
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.9909% 10/15/35 (d)(e)(h)		558,000	549,568
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (d)(e)(h)		6,750,000	6,762,866
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.5409% 6/15/35 (d)(e)(h)		168,000	147,985
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (d)(e)		363,000	339,691
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0919% 3/15/37 (d)(e)(h)		399,000	396,249
Class F, 1 month U.S. LIBOR + 2.470% 2.6119% 3/15/37 (d)(e)(h)		694,000	679,169
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1409% 11/15/32 (d)(e)(h)		189,000	179,749
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (d)(e)(h)		7,249,365	7,229,031
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (d)(e)(h)		5,783,706	5,747,774
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (d)(e)(h)		9,804,027	9,675,326
Class G, 1 month U.S. LIBOR + 2.500% 2.6409% 12/15/36 (d)(e)(h)		1,281,827	1,244,901
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.8909% 11/15/32 (d)(e)(h)		535,000	537,357
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0169% 11/15/32 (d)(e)(h)		3,068,000	3,046,342
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (d)(e)(h)		13,809,361	13,792,772
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (d)(e)(h)		10,209,000	10,225,340
Series 2020-VIV2 Class C, 3.6605% 3/9/44 (d)(e)		966,000	941,027
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (d)(e)		824,000	774,539
Class E, 3.667% 3/9/44 (d)(e)		530,000	455,342
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.3909% 7/15/34 (d)(e)(h)		646,000	628,193
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (d)(e)(h)		3,605,957	2,730,690
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (d)(e)(h)		3,875,200	3,838,801
Class G, 1 month U.S. LIBOR + 2.050% 2.1909% 11/15/35 (d)(e)(h)		819,700	811,488
Class H, 1 month U.S. LIBOR + 3.000% 3.1409% 11/15/35 (d)(e)(h)		301,000	297,984
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3775% 10/15/36 (d)(e)(h)		546,000	480,357
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (d)(e)(h)		6,526,000	6,198,954
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (d)(e)(h)		4,315,000	4,044,704
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (d)(e)(h)		4,529,000	4,216,940
Class G, 1 month U.S. LIBOR + 3.600% 3.7409% 4/15/34 (d)(e)(h)		861,000	697,082
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (d)(e)(h)		5,957,793	5,946,595
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (d)(e)(h)		7,489,960	7,471,201
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (d)(e)(h)		10,609,352	10,562,823
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (d)(e)(h)		14,905,874	14,822,225
Class F, 1 month U.S. LIBOR + 2.000% 2.1409% 10/15/36 (d)(e)(h)		327,508	323,406
Class J, 1 month U.S. LIBOR + 2.650% 2.7909% 10/15/36 (d)(e)(h)		3,772,510	3,682,730
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (d)(e)(h)		7,336,285	7,212,240
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (d)(e)(h)		14,058,000	13,618,356
sequential payer Series 2020-VIV3 Class B, 3.662% 3/9/44 (d)(e)		566,000	573,248
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		609,000	608,802
Class D, 4.0755% 12/9/41 (d)(e)		84,000	82,102
Class E, 4.0755% 12/9/41 (d)(e)		2,416,000	2,226,086
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8435% 6/15/35 (d)(e)(h)		303,000	301,487
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(e)		976,000	923,087
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.3909% 12/15/37 (d)(e)(h)		2,372,000	2,264,062
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7108% 2/10/50 (e)		813,000	819,841
Class D, 3.25% 2/10/50 (d)		735,000	571,593
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9307% 12/15/47 (d)(e)		272,000	280,401
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (d)(e)(h)		5,780,000	5,740,179
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (d)(e)(h)		1,600,000	1,576,951
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (d)(e)(h)		15,976,061	15,284,510
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (d)(e)(h)		3,145,427	2,982,977
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (d)(e)(h)		3,552,670	3,339,409
Class E, 1 month U.S. LIBOR + 2.350% 2.4909% 6/15/34 (d)(e)(h)		1,651,872	1,426,363
Class F, 1 month U.S. LIBOR + 2.600% 2.7491% 6/15/34 (d)(e)(h)		2,132,797	1,700,397
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.9031% 1/10/36 (d)(e)		443,000	444,859
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(e)		715,000	686,024
Series 2013-GC15 Class D, 5.3541% 9/10/46 (d)(e)		1,200,000	1,144,201
Series 2015-GC29 Class XA, 1.1802% 4/10/48 (e)(m)		19,500,686	758,534
Series 2015-GC33 Class XA, 1.0396% 9/10/58 (e)(m)		31,793,710	1,118,153
Series 2016-C3 Class D, 3% 11/15/49 (d)		829,000	561,031
Series 2016-P6 Class XA, 0.9188% 12/10/49 (e)(m)		29,294,680	788,200
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		546,000	498,028
Class E, 3% 8/10/56 (d)		462,000	365,295
Series 2019-GC43 Class E, 3% 11/10/52 (d)		651,000	517,571
Series 2020-420K Class E, 3.3118% 11/10/42 (d)		567,000	519,767
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		673,000	569,263
Class E, 2.6% 2/15/53 (d)		76,000	52,625
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.1909% 9/15/33 (d)(e)(h)		267,000	207,996
Class G, 1 month U.S. LIBOR + 5.050% 5.1972% 9/15/33 (d)(e)(h)		300,000	227,722
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5348% 6/15/34 (d)(e)(h)		700,000	570,449
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		3,375,249	3,538,728
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		527,000	308,474
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,605,000	2,857,951
Series 2012-CR1:
Class C, 5.4966% 5/15/45 (e)		426,000	370,963
Class D, 5.4966% 5/15/45 (d)(e)		1,160,000	827,580
Class G, 2.462% 5/15/45 (c)(d)		425,000	67,563
Series 2012-LC4 Class C, 5.7198% 12/10/44 (e)		94,000	83,234
Series 2013-CR10:
Class C, 4.9488% 8/10/46 (d)(e)		175,000	176,287
Class D, 4.9488% 8/10/46 (d)(e)		825,000	792,073
Series 2013-CR12 Class D, 5.2405% 10/10/46 (d)(e)		285,000	143,077
Series 2013-CR9 Class C, 4.3849% 7/10/45 (d)(e)		190,538	148,922
Series 2013-LC6 Class D, 4.4546% 1/10/46 (d)(e)		909,000	802,899
Series 2014-CR15 Class D, 4.8912% 2/10/47 (d)(e)		173,000	173,795
Series 2014-CR20 Class XA, 1.1727% 11/10/47 (e)(m)		38,467,841	1,266,734
Series 2014-LC17:
Class C, 4.7048% 10/10/47 (e)		189,000	192,317
Class XA, 0.8755% 10/10/47 (e)(m)		27,460,067	609,732
Series 2014-UBS2 Class D, 5.1592% 3/10/47 (d)(e)		542,000	397,740
Series 2014-UBS6 Class XA, 1.0361% 12/10/47 (e)(m)		47,980,082	1,337,090
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(e)		845,000	798,474
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		593,000	499,750
Series 2019-CD4 Class C, 4.349% 5/10/50 (e)		999,000	958,337
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.3938% 5/10/43 (d)(e)		34,350	34,305
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		202,000	171,593
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1578% 11/10/49 (e)		352,000	346,340
Class D, 2.9078% 11/10/49 (e)		299,000	227,380
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9918% 8/15/45 (d)(e)		210,000	185,609
Class E, 4.9918% 8/15/45 (d)(e)		1,009,000	709,480
Class F, 4.25% 8/15/45 (d)		1,110,000	599,858
Series 2014-CR2 Class G, 4.25% 8/15/45 (d)		286,000	79,980
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (d)(e)(h)		6,084,000	6,055,678
Class E, 1 month U.S. LIBOR + 1.900% 2.0409% 12/15/31 (d)(e)(h)		819,000	802,578
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(e)		651,000	563,411
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		45,984	28,308
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (d)(e)(h)		7,203,000	7,194,328
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (d)(e)(h)		7,912,000	7,896,974
Class F, 1 month U.S. LIBOR + 2.650% 2.7909% 5/15/36 (d)(e)(h)		378,000	372,317
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7409% 1/15/34 (d)(e)(h)		363,000	341,103
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.306% 10/15/37 (d)(e)(h)		588,000	588,023
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		4,092,000	4,220,968
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		7,384,000	7,326,957
Class B, 4.5349% 4/15/36 (d)		2,263,000	2,196,137
Class C, 4.9414% 4/15/36 (d)(e)		1,523,000	1,423,332
Class D, 4.9414% 4/15/36 (d)(e)		3,047,000	2,556,148
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(e)		525,000	394,419
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)		701,000	533,080
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(e)		588,000	553,110
Series 2017-CX9 Class D, 4.2876% 9/15/50 (d)(e)		284,000	207,981
Series 2018-CX11 Class C, 4.9499% 4/15/51 (e)		282,000	295,482
Series 2019-C15 Class C, 5.1461% 3/15/52 (e)		798,000	820,198
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.4909% 7/15/32 (d)(e)(h)		732,000	536,581
Series 2017-MOON Class E, 3.303% 7/10/34 (d)(e)		755,000	722,346
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(e)		255,000	259,818
Class E, 5.099% 1/10/34 (d)(e)		818,000	813,909
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.7843% 10/15/51 (e)		189,000	192,993
Class D, 3.0343% 10/15/51 (d)(e)		840,000	741,472
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(e)		665,000	509,305
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		212,000	189,693
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.7673% 11/10/46 (d)(e)		1,166,000	1,165,586
Class F, 5.7673% 11/10/46 (d)(e)		1,162,000	1,151,178
Class G, 4.652% 11/10/46 (d)		1,241,000	1,193,179
Class XB, 0.3354% 11/10/46 (d)(e)(m)		7,592,000	52
Series 2011-LC3A Class D, 5.5131% 8/10/44 (d)(e)		529,000	423,325
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(e)		250,000	193,612
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6315% 8/10/49 (e)		218,000	198,568
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (e)(m)		454,267	23
Series K012 Class X3, 2.338% 1/25/41 (e)(m)		642,215	38
Series K013 Class X3, 2.9107% 1/25/43 (e)(m)		604,000	44
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30		3,200,000	3,299,161
Series 2020-K120 Class A2, 1.5% 10/25/30		9,100,000	9,383,984
Series 2020-K119 Class A2, 1.566% 9/25/30		8,300,000	8,627,514
Series KAIV Class X2, 3.5908% 6/25/41 (e)(m)		310,000	2,792
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (d)(e)(h)		10,900,000	10,915,082
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (d)(e)(h)		2,300,000	2,307,393
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (d)(e)(h)		1,200,000	1,205,481
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0934% 11/21/35 (d)(e)(h)		234,000	221,149
Grace Mortgage Trust Series 2014-GRCE:
Class F, 3.7098% 6/10/28 (d)(e)		694,000	693,938
Class G, 3.7098% 6/10/28 (d)(e)		504,000	503,955
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		357,000	329,445
Class X, 1.1818% 8/10/43 (d)(e)(m)		657,213	5,797
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.7909% 10/15/36 (d)(e)(h)		602,000	517,727
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0155% 6/15/36 (d)(e)(h)		839,000	780,903
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (d)(e)(h)		22,596,000	20,650,708
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (d)(e)(h)		10,353,000	10,226,675
Series 2011-GC3 Class D, 5.7066% 3/10/44 (d)(e)		178,000	169,096
Series 2011-GC5:
Class C, 5.5547% 8/10/44 (d)(e)		505,077	476,947
Class D, 5.5547% 8/10/44 (d)(e)		342,592	285,998
Class E, 5.5547% 8/10/44 (d)(e)		424,043	262,907
Class F, 4.5% 8/10/44 (d)		733,782	308,520
Series 2012-GC6:
Class D, 5.839% 1/10/45 (d)(e)		1,025,000	838,446
Class E, 5% 1/10/45 (d)(e)		620,000	391,932
Series 2012-GC6I Class F, 5% 1/10/45 (c)(e)		244,543	99,459
Series 2012-GCJ7:
Class C, 5.8158% 5/10/45 (e)		562,000	552,508
Class D, 5.8158% 5/10/45 (d)(e)		1,399,000	1,239,404
Class F, 5% 5/10/45 (c)(d)		603,531	163,435
Series 2012-GCJ9:
Class D, 4.898% 11/10/45 (d)(e)		1,059,000	1,033,383
Class E, 4.898% 11/10/45 (d)(e)		510,000	389,217
Series 2013-GC10 Class D, 4.5489% 2/10/46 (d)(e)		334,000	282,356
Series 2013-GC12 Class D, 4.5886% 6/10/46 (d)(e)		138,482	113,456
Series 2013-GC13 Class D, 4.22% 7/10/46 (d)(e)		1,048,000	835,371
Series 2013-GC16:
Class C, 5.4877% 11/10/46 (e)		241,000	238,342
Class D, 5.4877% 11/10/46 (d)(e)		634,000	609,664
Class F, 3.5% 11/10/46 (d)		536,000	352,865
Series 2014-GC20 Class XA, 1.2041% 4/10/47 (e)(m)		46,345,286	1,105,877
Series 2015-GC34 Class XA, 1.397% 10/10/48 (e)(m)		9,673,096	466,858
Series 2016-GS2:
Class B, 3.759% 5/10/49		483,000	521,200
Class C, 4.6765% 5/10/49 (e)		423,000	446,376
Class D, 2.753% 5/10/49 (d)		386,000	300,132
Series 2016-GS4 Class C, 3.918% 11/10/49 (e)		264,000	242,870
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		950,000	852,198
Series 2018-GS9 Class D, 3% 3/10/51 (d)		476,000	391,241
Series 2019-GC38 Class D, 3% 2/10/52 (d)		543,000	490,550
Series 2019-GC39 Class D, 3% 5/10/52 (d)		672,000	585,257
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		525,000	488,231
Class DBF, 3.668% 7/10/52 (d)(e)		619,000	532,042
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		727,000	654,149
Class E, 2.8% 9/1/52 (d)		609,000	471,445
Series 2019-GS5 Class C, 4.299% 3/10/50 (e)		651,000	666,152
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		395,000	265,549
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		525,000	423,505
Class SWD, 3.3258% 12/13/39 (d)(e)		399,000	331,751
Series 2020-GC47 Class D, 3.5707% 5/12/53 (d)(e)		189,000	175,991
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(e)		998,000	915,966
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		399,000	398,859
Class F, 6.1552% 11/5/35 (d)		846,000	840,238
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		380,116	391,614
Class F, 4.101% 9/17/39 (d)		95,267	97,300
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(e)		483,000	477,994
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(e)		378,000	345,835
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2909% 6/15/34 (d)(e)(h)		301,852	295,409
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9909% 6/15/34 (d)(e)(h)		138,273	127,177
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		592,000	577,138
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.3864% 7/17/37 (d)(e)(h)		116,158	114,631
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 6/15/32 (d)(e)(h)		366,400	348,504
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (d)(e)(h)		30,400	28,421
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3009% 7/15/36 (d)(e)(h)		567,000	527,227
Class F, 1 month U.S. LIBOR + 3.000% 3.1409% 7/15/36 (d)(e)(h)		189,000	171,956
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		401,000	383,912
Class FFX, 4.6254% 1/16/37 (d)		642,000	595,498
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.8981% 4/15/47 (e)(m)		4,441,093	76,712
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		106,000	89,809
Series 2014-C26 Class D, 4.0216% 1/15/48 (d)(e)		416,000	370,190
Series 2015-C30 Class XA, 0.6493% 7/15/48 (e)(m)		25,769,835	522,419
Series 2015-C32 Class C, 4.799% 11/15/48 (e)		1,368,000	1,163,126
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5571% 12/15/49 (d)(e)		696,000	537,552
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2158% 12/15/49 (e)		343,000	340,230
Class D, 3.2158% 12/15/49 (d)(e)		681,000	537,801
Series 2017-C7:
Class C, 4.3233% 10/15/50 (e)		198,000	190,110
Class D, 3% 10/15/50 (d)		331,000	262,405
Series 2018-C8 Class D, 3.4016% 6/15/51 (d)(e)		223,000	173,028
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		315,000	276,431
Class E, 2.5% 11/13/52 (d)		609,000	435,111
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		399,000	330,209
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3025% 6/15/45 (e)		91,000	84,145
Class D, 5.3025% 6/15/45 (d)(e)		481,000	357,144
Class E, 5.3025% 6/15/45 (d)(e)		625,000	300,761
Class F, 4% 6/15/45 (d)		615,000	185,118
Class G 4% 6/15/45 (c)(d)		674,000	135,186
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.9091% 2/15/46 (d)(e)		637,000	194,428
Class G, 4.409% 2/15/46 (c)(d)(e)		202,000	39,435
Class H, 4.409% 2/15/46 (c)(d)(e)		453,000	21,535
Series 2011-C4:
Class D, 5.663% 7/15/46 (d)(e)		1,134,000	1,115,625
Class E, 5.663% 7/15/46 (d)(e)		798,000	776,619
Class H, 3.873% 7/15/46 (d)		428,000	396,223
Class NR, 3.873% 7/15/46 (d)		231,000	183,993
Series 2011-C5:
Class B. 5.6052% 8/15/46 (d)(e)		414,000	417,229
Class C, 5.6052% 8/15/46 (d)(e)		236,000	224,302
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)		584,000	512,084
Class D, 4.306% 4/15/46 (e)		907,000	637,407
Class F, 3.25% 4/15/46 (d)(e)		1,014,000	484,152
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (d)(e)		516,000	43,410
Class E, 3.9314% 6/10/27 (c)(d)(e)		830,000	22,760
Series 2018-AON Class F, 4.767% 7/5/31 (d)(e)		409,000	402,578
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		4,763,000	5,020,397
Class CFX, 4.9498% 7/5/33 (d)		1,323,000	1,366,115
Class DFX, 5.3503% 7/5/33 (d)		2,034,000	2,030,473
Class EFX, 5.5422% 7/5/33 (d)		2,783,000	2,709,239
Class XAFX, 1.2948% 7/5/33 (d)(e)(m)		19,961,000	520,046
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(e)		588,000	536,831
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1409% 5/15/36 (d)(e)(h)		924,000	875,106
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (d)(e)		734,000	726,241
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(e)		213,000	224,877
Class E, 4.8035% 2/10/36 (d)(e)		523,000	531,233
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(e)		455,000	413,877
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.2409% 8/15/37 (d)(e)(h)		707,000	709,691
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(e)		399,000	364,997
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(e)		263,000	239,875
Class E, 3.5926% 2/10/42 (d)(e)		194,000	164,670
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	352,456
Series 2012-C5 Class E, 4.8309% 8/15/45 (d)(e)		159,000	155,730
Series 2012-C6 Class D, 4.6913% 11/15/45 (d)(e)		811,000	778,144
Series 2012-C6, Class F, 4.6913% 11/15/45 (d)(e)		378,000	226,847
Series 2013-C12 Class D, 4.9217% 10/15/46 (d)(e)		713,000	493,282
Series 2013-C13:
Class D, 5.0617% 11/15/46 (d)(e)		970,000	814,839
Class E, 5.0617% 11/15/46 (d)(e)		435,919	294,582
Series 2013-C7:
Class C, 4.2584% 2/15/46 (e)		175,000	168,830
Class D, 4.3744% 2/15/46 (d)(e)		526,000	323,753
Class E, 4.3744% 2/15/46 (c)(d)(e)		213,000	124,866
Series 2013-C8 Class D, 4.1911% 12/15/48 (d)(e)		273,000	248,103
Series 2013-C9:
Class C, 4.1679% 5/15/46 (e)		502,000	499,870
Class D, 4.2559% 5/15/46 (d)(e)		938,000	774,049
Class E, 4.2559% 5/15/46 (d)(e)		402,000	305,445
Series 2014-C17 Class XA, 1.2335% 8/15/47 (e)(m)		41,818,527	1,118,520
Series 2015-C25 Class XA, 1.2041% 10/15/48 (e)(m)		16,025,439	630,160
Series 2016-C30:
Class C, 4.2574% 9/15/49 (e)		151,000	130,023
Class D, 3% 9/15/49 (d)		138,000	81,994
Series 2016-C31 Class C, 4.4544% 11/15/49 (e)		343,000	307,568
Series 2016-C32 Class C, 4.432% 12/15/49 (e)		236,000	220,880
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		520,000	425,095
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		3,489,000	3,480,894
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(e)(h)		5,100,000	5,200,731
sequential payer:
Series 2011-C1:
Class F, 4.193% 9/15/47 (d)		471,000	458,150
Class G, 4.193% 9/15/47 (d)		413,000	385,150
Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		16,898,000	17,458,219
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(e)		7,031	7,149
Series 2011-C1 Class E, 5.7952% 9/15/47 (d)(e)		293,000	293,102
Series 2011-C2:
Class D, 5.6609% 6/15/44 (d)(e)		977,000	761,730
Class F, 5.6609% 6/15/44 (d)(e)		407,000	211,000
Class XB, 0.3869% 6/15/44 (d)(e)(m)		2,856,775	20,323
Series 2011-C3:
Class AJ, 5.4191% 7/15/49 (d)(e)		4,800,000	4,888,194
Class C, 5.4191% 7/15/49 (d)(e)		480,000	455,743
Class D, 5.4191% 7/15/49 (d)(e)		1,176,000	1,055,558
Class E, 5.4191% 7/15/49 (d)(e)		666,000	499,385
Class F, 5.4191% 7/15/49 (d)(e)		182,000	111,164
Class G, 5.4191% 7/15/49 (c)(d)(e)		616,400	312,813
Series 2012-C4 Class D, 5.5992% 3/15/45 (d)(e)		231,000	155,062
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(e)		238,000	246,821
Class F, 4.4382% 9/9/32 (d)(e)		401,000	376,472
Series 2015-MS1:
Class C, 4.1656% 5/15/48 (e)		266,000	249,684
Class D, 4.1656% 5/15/48 (d)(e)		751,000	636,685
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		485,000	358,226
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		798,000	626,008
Class D, 4.0323% 11/15/49 (e)		343,000	327,843
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7409% 11/15/34 (d)(e)(h)		462,000	449,385
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	5,726,559
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(e)		730,000	580,102
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(e)		2,441,000	2,362,559
Class C, 3.283% 11/10/36 (d)(e)		2,343,000	2,120,385
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(e)		252,000	211,789
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		420,000	365,503
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.9493% 7/15/33 (d)(e)		24,149	24,314
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.3909% 8/15/34 (d)(e)(h)		1,955,565	1,916,366
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		2,730,000	2,519,597
Class J, 4.25% 12/15/36 (d)		1,877,000	1,719,853
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.2909% 10/15/37 (d)(e)(h)		387,000	377,579
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.1909% 10/15/37 (d)(e)(h)		166,000	161,305
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)		864,834	855,896
Class E, 6.8087% 11/15/34 (d)		307,700	287,974
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(e)		170,000	130,450
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1909% 12/15/33 (d)(e)(h)		415,000	373,877
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(e)		170,000	163,710
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1409% 11/15/34 (d)(e)(h)		138,000	125,704
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(e)		231,000	215,338
Class F, 4.2724% 5/15/39 (d)(e)		768,000	680,875
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		588,000	572,741
Class F, 4.2988% 10/15/36 (d)		872,000	819,085
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(e)		399,000	382,603
Class AMZ3, 3.6167% 1/15/37 (d)(e)		189,000	174,903
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.1409% 12/15/35 (d)(e)(h)		775,000	737,267
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		315,000	319,629
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		124,948	145,020
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (d)(e)(h)		4,983,884	4,982,421
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (d)(e)(h)		13,680,000	12,364,006
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(e)		747,000	640,841
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(e)		716,000	651,265
Class G, 3.8518% 3/15/37 (d)(e)		198,000	160,714
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5066% 8/15/39 (e)		603,000	582,946
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7545% 5/10/45 (d)(e)		537,000	403,023
Class E, 5% 5/10/45 (c)(d)(e)		325,000	162,882
Class F, 5% 5/10/45 (c)(d)(e)		418,000	61,105
Series 2017-C7 Class XA, 1.1877% 12/15/50 (e)(m)		30,021,402	1,596,991
Series 2018-C8 Class C, 4.8587% 2/15/51 (e)		189,000	185,742
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (c)(d)(e)		201,000	115,689
Series 2012-WRM Class E, 4.3793% 6/10/30 (c)(d)(e)		478,000	195,664
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.2519% 1/10/45 (d)(e)		168,000	162,270
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		9,391,000	9,725,871
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		800,000	826,255
Class X, 0.4294% 10/10/42 (d)(m)		19,300,000	731,742
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (d)(e)		471,000	477,326
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8509% 1/15/35 (d)(e)(h)		252,000	235,596
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		581,000	500,983
Series 2010-C1 Class XB, 1.3683% 11/15/43 (d)(e)(m)		2,110,456	96
Series 2012-LC5:
Class C, 4.693% 10/15/45 (e)		207,000	211,808
Class D, 4.9171% 10/15/45 (d)(e)		1,280,000	1,276,577
Class E, 4.9171% 10/15/45 (d)(e)		486,918	414,300
Class F, 4.9171% 10/15/45 (d)(e)		147,000	102,433
Series 2015-C31 Class XA, 1.1332% 11/15/48 (e)(m)		12,717,273	518,313
Series 2015-NXS4 Class D, 3.8557% 12/15/48 (e)		483,000	435,859
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	211,156
Class D, 3% 8/15/49 (d)		266,000	152,353
Series 2016-C34 Class XA, 2.2688% 6/15/49 (e)(m)		11,874,461	871,261
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		679,000	508,428
Series 2016-LC25 Class C, 4.5641% 12/15/59 (e)		328,000	321,369
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		733,000	541,938
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		326,000	289,987
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	219,029
Series 2018-C46 Class XA, 1.106% 8/15/51 (e)(m)		31,849,730	1,571,345
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	5,019,353
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (d)(e)(h)		9,601,778	9,598,201
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		203,000	35,572
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		131,000	128,150
Class D, 5.842% 3/15/44 (d)(e)		958,000	434,159
Class E, 5% 3/15/44 (d)		409,000	81,061
Class F, 5% 3/15/44 (d)		418,000	19,567
Series 2011-C4:
Class D, 5.3828% 6/15/44 (d)(e)		258,000	226,965
Class E, 5.3828% 6/15/44 (d)(e)		183,000	114,712
Series 2011-C5:
Class C, 5.8443% 11/15/44 (d)(e)		100,000	100,992
Class D, 5.8443% 11/15/44 (d)(e)		823,000	804,854
Class E, 5.8443% 11/15/44 (d)(e)		1,053,000	985,323
Class F, 5.25% 11/15/44 (d)(e)		733,000	554,944
Class G, 5.25% 11/15/44 (d)(e)		205,000	146,120
Class XA, 1.8321% 11/15/44 (d)(e)(m)		1,214,475	8,170
Series 2012-C6 Class D, 5.7651% 4/15/45 (d)(e)		381,000	383,090
Series 2012-C7:
Class C, 4.9645% 6/15/45 (e)		677,000	513,463
Class E, 4.9645% 6/15/45 (d)(e)		481,000	186,289
Class F, 4.5% 6/15/45 (d)		230,566	45,386
Class G, 4.5% 6/15/45 (c)(d)		678,513	97,035
Series 2012-C8:
Class D, 5.0479% 8/15/45 (d)(e)		293,000	279,607
Class E, 5.0479% 8/15/45 (d)(e)		201,000	151,120
Series 2013-C11:
Class D, 4.3977% 3/15/45 (d)(e)		443,749	405,037
Class E, 4.3977% 3/15/45 (d)(e)		976,128	739,709
Series 2013-C13 Class D, 4.2775% 5/15/45 (d)(e)		321,000	303,815
Series 2013-C16 Class D, 5.1846% 9/15/46 (d)(e)		115,000	86,499
Series 2013-UBS1 Class D, 4.8928% 3/15/46 (d)(e)		455,375	420,103
Series 2014-C21 Class XA, 1.1849% 8/15/47 (e)(m)		30,573,164	904,363
Series 2014-C24 Class XA, 0.9787% 11/15/47 (e)(m)		10,786,940	264,362
Series 2014-LC14 Class XA, 1.3609% 3/15/47 (e)(m)		16,978,857	560,683
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(e)		198,000	189,174
Class F, 3.7154% 11/10/36 (d)(e)		1,082,000	966,989
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(e)		289,000	224,177
Class PR2, 3.6332% 6/5/35 (d)(e)		755,000	573,623
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $615,231,869)			587,295,699

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,589,501
7.5% 4/1/34		3,305,000	5,437,915
7.55% 4/1/39		6,805,000	11,879,557
Series 2010, 7.625% 3/1/40		3,670,000	6,368,478
7.3% 10/1/39		10,015,000	16,480,083
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		5,065,000	6,056,271
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		6,236,455	6,356,756
5.1% 6/1/33		22,880,000	22,954,131
Series 2010-1, 6.63% 2/1/35		4,335,000	4,752,330
Series 2010-3:
6.725% 4/1/35		6,465,000	7,093,463
7.35% 7/1/35		2,965,000	3,324,862
Series 2010-5, 6.2% 7/1/21		592,000	603,430
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	18,565,306
TOTAL MUNICIPAL SECURITIES
(Cost $101,546,597)			111,462,083

Foreign Government and Government Agency Obligations - 2.1%
Angola Republic:
8.25% 5/9/28 (d)		$395,000	$352,538
9.375% 5/8/48 (d)		125,000	108,750
9.5% 11/12/25 (d)		855,000	812,250
Arab Republic of Egypt:
6.125% 1/31/22 (d)		1,003,000	1,040,613
7.0529% 1/15/32 (d)		210,000	222,009
7.5% 1/31/27 (d)		3,773,000	4,222,223
7.6003% 3/1/29 (d)		780,000	869,700
7.903% 2/21/48 (d)		534,000	551,021
8.5% 1/31/47 (d)		904,000	976,603
8.7002% 3/1/49 (d)		470,000	515,384
Argentine Republic:
0.125% 7/9/30 (q)		10,795,675	4,210,313
0.125% 7/9/35 (q)		3,788,814	1,327,979
0.125% 1/9/38 (q)		1,219,773	481,810
1% 7/9/29		1,021,922	435,850
Barbados Government:
6.5% 2/1/21 (d)		27,395	27,206
6.5% 10/1/29 (d)		1,250,000	1,206,250
Bermuda Government:
2.375% 8/20/30 (d)		80,000	82,800
3.375% 8/20/50 (d)		230,000	243,369
3.717% 1/25/27 (d)		935,000	1,037,850
4.75% 2/15/29 (d)		520,000	629,038
Brazilian Federative Republic:
2.875% 6/6/25		1,325,000	1,362,100
3.875% 6/12/30		470,000	490,915
4.25% 1/7/25		3,631,000	3,956,655
4.75% 1/14/50		350,000	369,797
5.625% 1/7/41		4,021,000	4,727,188
7.125% 1/20/37		535,000	714,058
8.25% 1/20/34		1,801,000	2,591,189
Cameroon Republic 9.5% 11/19/25 (d)		1,963,000	2,132,309
Chilean Republic:
2.45% 1/31/31		9,295,000	9,855,605
3.86% 6/21/47		290,000	347,728
City of Buenos Aires 8.95% 2/19/21 (d)		362,780	355,524
Colombian Republic:
3% 1/30/30		390,000	403,894
4.125% 5/15/51		325,000	354,575
5% 6/15/45		975,000	1,170,488
Costa Rican Republic:
5.625% 4/30/43 (d)		240,000	189,975
7% 4/4/44 (d)		75,000	64,570
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		225,000	131,650
7.85% 3/14/29 (d)		605,000	356,950
Dominican Republic:
5.5% 1/27/25 (d)		405,000	440,564
5.875% 1/30/60 (d)		570,000	594,047
5.95% 1/25/27 (d)		664,000	745,755
6% 7/19/28 (d)		549,000	624,831
6.4% 6/5/49 (d)		495,000	548,213
6.5% 2/15/48 (d)		95,000	106,578
6.5% 2/15/48 (Reg. S)		300,000	336,563
6.85% 1/27/45 (d)		592,000	687,090
6.875% 1/29/26 (d)		988,000	1,144,536
7.45% 4/30/44 (d)		826,000	1,017,787
Ecuador Republic:
0.5% 7/31/30 (d)(q)		1,300,000	823,875
0.5% 7/31/35 (d)(q)		840,000	457,800
El Salvador Republic:
5.875% 1/30/25 (d)		115,000	102,709
7.1246% 1/20/50 (d)		310,000	258,269
7.625% 2/1/41 (d)		120,000	103,200
7.75% 1/24/23 (d)		970,000	922,409
9.5% 7/15/52 (d)		205,000	193,853
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	826,031
2.5% 4/16/25 (d)		730,000	778,363
3.125% 4/16/30 (d)		11,530,000	13,014,488
3.125% 9/30/49 (d)		1,335,000	1,448,475
3.875% 4/16/50 (d)		9,890,000	12,263,600
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	195,375
Gabonese Republic 6.375% 12/12/24 (d)		760,000	763,800
Georgia Republic 6.875% 4/12/21 (d)		70,000	70,809
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	2,000,000	2,475,164
0% 11/15/27 (Reg. S)	EUR	3,600,000	4,506,972
0% 5/15/35 (Reg. S)	EUR	8,900,000	11,213,493
Ghana Republic:
8.125% 1/18/26 (d)		315,000	337,148
10.75% 10/14/30 (d)		525,000	680,203
Guatemalan Republic:
4.9% 6/1/30 (d)		60,000	68,831
5.375% 4/24/32 (d)		490,000	583,713
6.125% 6/1/50 (d)		335,000	427,125
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	5,079,179
3.85% 10/15/30		24,460,000	28,610,556
4.1% 4/24/28		960,000	1,113,000
4.2% 10/15/50		24,000,000	29,047,500
4.35% 1/11/48		655,000	793,983
5.125% 1/15/45 (d)		1,145,000	1,495,298
5.25% 1/17/42 (d)		485,000	633,380
5.95% 1/8/46 (d)		560,000	815,150
6.75% 1/15/44 (d)		380,000	590,663
7.75% 1/17/38 (d)		1,017,000	1,611,309
8.5% 10/12/35 (d)		1,295,000	2,123,800
Islamic Republic of Pakistan:
6.875% 12/5/27 (d)		335,000	344,003
8.25% 4/15/24 (d)		164,000	176,813
Israeli State 3.375% 1/15/50		865,000	954,995
Ivory Coast:
5.75% 12/31/32		821,700	822,214
6.125% 6/15/33 (d)		435,000	477,956
6.375% 3/3/28 (d)		765,000	860,386
Jamaican Government:
6.75% 4/28/28		275,000	324,672
7.875% 7/28/45		250,000	337,500
Jordanian Kingdom:
4.95% 7/7/25 (d)		830,000	866,313
7.375% 10/10/47 (d)		155,000	172,098
Kingdom of Saudi Arabia:
2.9% 10/22/25 (d)		7,960,000	8,557,000
3.25% 10/22/30 (d)		5,890,000	6,471,638
3.625% 3/4/28 (d)		425,000	473,344
3.75% 1/21/55 (d)		370,000	411,163
4.5% 4/22/60 (d)		4,480,000	5,700,800
4.625% 10/4/47 (d)		425,000	531,781
Korean Republic 1% 9/16/30		855,000	839,918
Lebanese Republic:
5.8% 12/31/49 (g)		1,113,000	171,124
6.375% 12/31/49 (g)		977,000	146,550
Mendoza Province 2.75% 3/19/29 (d)(q)		30,000	18,300
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,000,000	1,133,000
4.375% 3/21/29(Reg. S)		2,600,000	3,010,800
5.1% 3/28/35 (d)		2,800,000	3,523,625
5.1% 3/28/35(Reg. S)		1,000,000	1,258,438
5.25% 6/23/47 (d)		1,000,000	1,359,688
5.25% 6/23/47(Reg. S)		200,000	271,938
5.625% 4/4/42 (d)		400,000	545,875
5.875% 9/16/43 (d)		400,000	566,625
Mongolia Government 5.125% 4/7/26 (d)		600,000	633,000
Moroccan Kingdom 5.5% 12/11/42 (d)		100,000	124,094
Panamanian Republic:
2.252% 9/29/32		460,000	467,590
3.87% 7/23/60		340,000	395,250
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	618,051
Peruvian Republic:
1.862% 12/1/32		345,000	341,550
2.78% 12/1/60		365,000	360,073
2.783% 1/23/31		665,000	716,538
Province of Santa Fe 7% 3/23/23 (d)		1,846,000	1,255,280
Provincia de Cordoba:
7.125% 6/10/21 (d)		2,348,000	1,400,729
7.45% 9/1/24 (d)		1,097,000	614,320
Republic of Honduras:
5.625% 6/24/30 (d)		265,000	297,545
8.75% 12/16/20 (d)		600,000	599,820
Republic of Iraq 5.8% 1/15/28 (Reg. S)		978,750	898,615
Republic of Kenya:
6.875% 6/24/24 (d)		780,000	843,619
7% 5/22/27 (d)		315,000	341,381
Republic of Namibia 5.5% 11/3/21 (d)		100,000	102,688
Republic of Nigeria:
6.375% 7/12/23 (d)		235,000	251,597
6.5% 11/28/27 (d)		330,000	346,191
7.143% 2/23/30 (d)		230,000	241,644
7.625% 11/21/25 (d)		2,670,000	3,007,922
Republic of Paraguay:
4.95% 4/28/31 (d)		685,000	812,753
5.4% 3/30/50 (d)		480,000	598,800
Republic of Serbia 2.125% 12/1/30 (d)		485,000	477,240
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	400,925
4.75% 2/20/24 (d)		315,000	337,050
Romanian Republic:
3% 2/14/31 (d)		737,000	786,287
4% 2/14/51 (d)		335,000	366,406
4.375% 8/22/23 (d)		300,000	326,906
Rwanda Republic 6.625% 5/2/23 (d)		962,000	1,019,419
State of Qatar:
3.4% 4/16/25 (d)		5,705,000	6,277,283
3.75% 4/16/30 (d)		18,861,000	22,090,946
4% 3/14/29 (d)		775,000	915,469
4.4% 4/16/50 (d)		16,490,000	21,766,800
4.817% 3/14/49 (d)		975,000	1,348,242
5.103% 4/23/48 (d)		670,000	957,263
9.75% 6/15/30 (d)		413,000	699,261
Sultanate of Oman:
3.875% 3/8/22 (d)		720,000	716,400
4.125% 1/17/23 (d)		450,000	448,734
6.75% 1/17/48 (d)		1,081,000	998,236
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		495,000	499,950
Turkish Republic:
3.25% 3/23/23		3,275,000	3,206,430
4.25% 3/13/25		1,455,000	1,409,531
4.875% 10/9/26		585,000	570,192
4.875% 4/16/43		1,000,000	832,188
5.125% 3/25/22		2,440,000	2,472,025
5.125% 2/17/28		755,000	736,125
5.25% 3/13/30		1,175,000	1,134,977
5.75% 5/11/47		2,062,000	1,852,578
5.95% 1/15/31		660,000	658,350
6% 1/14/41		350,000	327,469
6.25% 9/26/22		1,915,000	1,973,647
6.35% 8/10/24		435,000	452,808
6.375% 10/14/25		850,000	888,250
Ukraine Government:
7.375% 9/25/32 (d)		420,000	450,581
7.75% 9/1/21 (d)		7,199,000	7,458,164
7.75% 9/1/22 (d)		655,000	697,575
7.75% 9/1/23 (d)		430,000	466,765
7.75% 9/1/24 (d)		1,280,000	1,396,000
7.75% 9/1/26 (d)		320,000	353,400
7.75% 9/1/27 (d)		170,000	188,275
United Kingdom, Great Britain and Northern Ireland:
1.25% 10/22/41 (Reg. S)	GBP	1,150,000	1,662,416
1.75% 9/7/37 (Reg. S)	GBP	921,009	1,431,118
1.75% 1/22/49(Reg. S) (k)	GBP	1,060,000	1,734,371
3.25% 1/22/44	GBP	190,000	382,476
4.25% 3/7/36 (Reg. S)	GBP	30,000	61,192
4.25% 12/7/46	GBP	50,000	119,731
4.25% 12/7/49 (Reg. S) (k)	GBP	385,283	964,986
United Mexican States:
2.659% 5/24/31		665,000	665,998
3.25% 4/16/30		895,000	951,833
3.75% 1/11/28		820,000	906,100
3.9% 4/27/25		350,000	387,800
4.5% 4/22/29		485,000	559,114
5.75% 10/12/2110		1,790,000	2,240,185
6.05% 1/11/40		980,000	1,282,881
Uruguay Republic 5.1% 6/18/50		980,000	1,343,825
Venezuelan Republic:
9.25% 9/15/27 (g)		4,549,000	409,410
11.95% 8/5/31 (Reg. S) (g)		938,300	84,447
12.75% 8/23/22 (g)		199,600	17,964
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 1.125% 3/13/28 (e)(h)		71,000	69,758
4.8% 11/19/24 (d)		85,000	95,041
5.5% 3/12/28		2,169,200	2,167,844
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $312,749,189)			340,698,457

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,272,230)		15,300,000	15,784,551
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (r)		18,523	27,970
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (c)		1,170	0
David's Bridal, Inc. rights (c)(r)		295	0
			0
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (r)		55,600	4,448
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. (r)		148,049	3,230,429
California Resources Corp. (b)		68,783	1,425,803
California Resources Corp. warrants 10/27/24 (r)		3,601	12,243
Denbury, Inc. (r)		282,756	6,350,700
EP Energy Corp. (c)		3,729	74,319
Sanchez Energy Corp. (c)		66,231	1,059,702
			12,153,196

TOTAL ENERGY			12,157,644

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		5,205	35,980
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)		42,873	804,104
TNT Crane & Rigging LLC warrants 10/31/25 (c)(r)		2,081	6,943
			811,047
TOTAL COMMON STOCKS
(Cost $22,588,603)			13,032,641

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	278,708
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		2,980	372,500
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (e)		31,700	733,852
Capstead Mortgage Corp. Series E, 7.50%		14,800	358,604
Dynex Capital, Inc. Series C 6.90%(e)		10,400	249,080
MFA Financial, Inc. Series B, 7.50%		13,700	325,375
			1,666,911
TOTAL FINANCIALS			2,039,411
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	384,060
Boston Properties, Inc. 5.25%		6,350	162,624
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	20,758
Series C, 6.50%		14,300	278,707
Colony Capital, Inc.:
Series H, 7.125%		16,500	382,470
Series I, 7.15%		17,100	398,430
DiamondRock Hospitality Co. 8.25%		7,100	187,156
iStar Financial, Inc. Series G, 7.65%		20,500	515,165
National Storage Affiliates Trust Series A, 6.00%		6,925	184,828
PS Business Parks, Inc. Series W, 5.20%		8,025	210,255
Public Storage Series F, 5.15%		21,800	583,150
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	429,633
SITE Centers Corp. Series K, 6.25%		11,650	284,610
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	270,300
Taubman Centers, Inc. Series J, 6.50%		7,900	199,397
UMH Properties, Inc. Series C, 6.75%		8,625	217,178
			4,708,721

TOTAL NONCONVERTIBLE PREFERRED STOCKS			6,748,132

TOTAL PREFERRED STOCKS
(Cost $6,639,464)			7,026,840
		Principal Amount(a)	Value

Bank Loan Obligations - 5.5%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/29/27 (h)(s)(t)		1,245,000	1,237,219
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 3/15/27 (e)(h)(t)		691,516	675,452
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (e)(h)(t)		2,522,325	2,515,490
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (e)(h)(t)		1,245,000	1,243,917
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/27 (e)(h)(t)		3,500,000	3,495,625
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (e)(h)(t)		1,288,525	1,288,345
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/1/27 (e)(h)(t)		1,975,108	1,927,132
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (e)(h)(t)		3,141,373	2,771,885
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (e)(h)(t)		2,059,000	1,514,106
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 7/31/25 (e)(h)(t)		4,460,111	4,314,711
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8284% 1/31/26 (e)(h)(t)		2,796,117	2,749,674
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.2369% 8/14/26 (e)(h)(t)		1,915,422	1,888,128
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (e)(h)(t)		1,755,600	1,676,598
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 3/9/27 (e)(h)(t)		7,636,625	7,495,806
			34,794,088
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 2/10/27 (e)(h)(t)		4,571,301	4,519,873
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.7693% 2/28/25 (e)(h)(t)		3,043,782	2,324,384
3 month U.S. LIBOR + 2.750% 3.0192% 9/30/26 (e)(h)(t)		495,000	373,418
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.694% 1/23/25 (e)(h)(t)		866,123	789,619
			8,007,294
Interactive Media & Services - 0.0%
Ancestry.com Operations, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (e)(h)(t)		1,742,708	1,737,271
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 8/27/26 (e)(h)(t)		1,213,831	1,210,360
			2,947,631
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (e)(h)(t)		2,890,000	2,860,060
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8909% 7/15/25 (e)(h)(t)		525,117	504,548
3 month U.S. LIBOR + 2.750% 2.8955% 1/31/26 (e)(h)(t)		1,439,323	1,384,830
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 8/15/25 (e)(h)(t)		1,354,098	1,349,873
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 8/15/25 (e)(h)(t)		1,788,965	1,778,231
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (e)(h)(t)		2,159,652	2,003,985
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 2/1/27 (e)(h)(t)		9,284,165	9,169,599
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 1/31/28 (e)(h)(t)		4,180,000	4,085,950
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6392% 4/15/27 (e)(h)(t)		2,605,313	2,542,029
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3892% 1/15/26 (e)(h)(t)		1,437,765	1,398,528
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (e)(h)(t)		378,860	364,179
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 8/24/26 (e)(h)(t)		4,682,700	3,886,641
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6433% 11/17/24 (e)(h)(t)		1,030,151	993,581
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 5/1/26 (e)(h)(t)		784,075	757,612
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (e)(h)(t)		1,894,314	1,883,668
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6266% 1/30/27 (e)(h)(t)		750,000	724,125
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1409% 10/22/26 (e)(h)(t)		1,735,000	1,735,000
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3892% 7/17/25 (e)(h)(t)		2,746,086	2,673,507
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8991% 9/19/26 (e)(h)(t)		3,828,371	3,778,602
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.1266% 10/4/23 (e)(h)(t)		982,188	971,757
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (e)(h)(t)		1,492,500	1,493,246
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6478% 10/17/26 (e)(h)(t)		1,179,512	1,169,934
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 8/31/25 (e)(h)(t)		235,865	231,048
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.65% 9/30/26 (e)(h)(t)		1,311,750	1,281,422
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (e)(h)(t)		1,794,472	1,784,100
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (e)(h)(t)		1,368,862	1,353,846
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6409% 1/31/28 (e)(h)(t)		2,000,000	1,959,800
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(h)(t)		5,899,972	5,813,951
			59,933,652
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(h)(t)		15,330,000	15,500,316
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(h)(t)		1,590,000	1,610,447
Tranche B-5, term loan 6.625% 1/2/24 (t)		1,718,000	1,741,623
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.775% 7/13/22 (e)(g)(h)(t)(u)		6,112,766	6,235,021
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (e)(h)(t)		734,226	705,958
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/11/25 (e)(h)(t)		1,108,323	1,091,599
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 6/10/27 (e)(h)(t)		1,236,900	1,222,057
			28,107,021

TOTAL COMMUNICATION SERVICES			133,789,686

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 4/30/26 (e)(h)(t)		2,149,462	2,124,119
Douglas Dynamics LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/8/26 (e)(h)(t)		668,325	664,983
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/26/27 (c)(e)(h)(t)		1,935,000	1,915,650
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (e)(h)(t)		1,373,681	1,383,983
Tranche B 1LN, term loan 3 month U.S. LIBOR + 9.000% 10% 3/1/25 (e)(h)(t)		343,908	329,292
			6,418,027
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (e)(h)(t)		4,259,325	4,317,891
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (e)(h)(t)		759,635	745,552
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9375% 2/1/26 (e)(h)(t)		435,431	432,165
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.393% 4/18/25 (e)(h)(t)		1,527,931	1,520,291
			7,015,899
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 6/11/26 (e)(h)(t)		1,524,152	1,494,934
Diversified Consumer Services - 0.2%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (e)(h)(t)		1,695,750	1,831,936
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/26/26 (e)(h)(t)		744,375	730,574
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (e)(h)(t)		3,397,720	3,338,260
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(h)(t)		363,000	333,960
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (e)(h)(t)		2,655,470	2,513,853
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (e)(h)(t)		1,035,655	979,729
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (e)(h)(t)		1,127,175	1,130,928
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (e)(h)(t)		1,286,337	1,280,446
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (e)(h)(t)		6,867,446	6,761,206
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4704% 7/30/25 (e)(h)(t)		610,553	579,262
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (e)(h)(t)		19,525	17,963
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (e)(h)(t)		1,533,288	1,506,455
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (e)(h)(t)		266,374	261,712
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (e)(h)(t)		111,476	102,557
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (e)(h)(t)		2,596,012	2,593,858
			23,962,699
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (e)(h)(t)		668,472	625,496
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (e)(h)(t)		575,000	566,375
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 2/1/26 (e)(h)(t)		1,125,283	1,056,360
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8955% 7/31/24 (e)(h)(t)		1,205,214	1,166,045
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (e)(h)(t)		1,371,625	1,371,625
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (e)(h)(t)		631,120	603,774
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/11/25 (e)(h)(t)		1,946,000	1,881,704
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 1/15/27 (e)(h)(t)		1,402,950	1,357,705
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (e)(h)(t)		503,738	504,211
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 10/19/24 (e)(h)(t)		1,225,169	1,194,025
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3451% 9/15/23 (e)(h)(t)		1,415,598	1,393,487
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 11/19/26 (e)(h)(t)		1,736,875	1,686,401
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 12/22/24 (e)(h)(t)		9,893,274	9,563,136
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6455% 7/20/25 (e)(h)(t)		6,520,000	6,453,757
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (e)(h)(t)		1,376,550	1,421,288
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 11/4/25 (h)(s)(t)		920,000	913,330
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 8/30/26 (e)(h)(t)		995,000	638,671
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (e)(h)(t)		1,971,054	1,897,396
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (e)(h)(t)		4,490,000	4,364,011
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (e)(h)(t)		455,000	260,865
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (e)(h)(t)		2,003,947	1,678,627
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 11/30/23 (e)(h)(t)		3,609,135	3,517,897
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (e)(h)(t)		1,067,111	1,052,171
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(h)(t)		8,512,212	8,278,126
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(h)(t)		10,095,671	9,607,141
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (e)(h)(t)		745,000	745,000
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9001% 6/21/26 (e)(h)(t)		1,646,634	1,605,600
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8935% 4/3/25 (e)(h)(t)		1,045,553	1,027,256
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (e)(h)(t)		1,904,740	1,783,103
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 8/31/25 (e)(h)(t)		1,187,978	1,149,737
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 5/29/26 (e)(h)(t)		1,097,837	1,074,255
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (e)(h)(t)		777,559	763,951
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3955% 3/1/26 (e)(h)(t)		1,866,774	1,599,228
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (e)(h)(t)		165,583	150,793
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 5/10/26 (e)(h)(t)		479,229	445,683
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (e)(h)(t)		4,160,985	4,177,046
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (e)(h)(t)		689,481	659,144
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.15% 5/11/24 (e)(h)(t)		314,543	301,961
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 8/14/24 (e)(h)(t)		2,199,249	2,120,911
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 7/6/24 (e)(h)(t)		2,088,904	2,048,442
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 7/10/25 (e)(h)(t)		3,004,736	3,010,054
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (e)(h)(t)		3,702,879	3,591,200
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (e)(h)(t)		2,170,329	1,475,043
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (e)(h)(t)		1,784,182	1,721,450
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (e)(h)(t)		1,306,725	1,380,228
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 12/30/26 (e)(h)(t)		1,571,823	1,457,866
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7204% 12/30/27 (c)(e)(h)(t)		300,000	258,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(e)(h)(t)		445,000	442,775
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8901% 8/3/26 (e)(h)(t)		3,305,880	3,248,027
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 5/30/25 (e)(h)(t)		1,405,320	1,371,944
			100,662,321
Household Durables - 0.0%
American Bath Group LLC Tranche C 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/20/27 (e)(h)(t)		276,250	275,651
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (e)(h)(t)		606,503	594,373
CP Atlas Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/23/27 (e)(h)(t)		828,750	826,952
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/24/27 (e)(h)(t)		1,015,000	1,004,850
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (e)(h)(t)		1,420,000	1,413,255
			4,115,081
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (e)(h)(t)		20,271,023	20,249,333
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 1/29/27 (e)(h)(t)		373,125	367,528
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (e)(h)(t)		1,750,000	1,733,743
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (e)(h)(t)		4,000,000	3,968,200
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 11/8/24 (e)(h)(t)		2,862,787	2,766,568
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 12/12/26 (e)(h)(t)		5,801,399	5,722,558
			34,807,930
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6495% 1/4/26 (e)(h)(t)		742,613	742,301
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6455% 12/21/25 (e)(h)(t)		985,000	924,846
			1,667,147
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (e)(h)(t)		2,125,000	2,088,471
Adient U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4126% 5/6/24 (e)(h)(t)		713,194	710,820
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (c)(e)(h)(t)		34,657	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (c)(e)(h)(t)		25,298	0
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (e)(h)(t)		1,735,650	1,706,144
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/22 (e)(h)(t)		1,550,004	1,396,507
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (e)(h)(t)		1,300,295	1,224,709
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2144% 4/16/26 (e)(h)(t)		730,167	702,969
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.7144% 9/12/24 (e)(h)(t)		133,411	128,603
			7,958,223
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (e)(h)(t)		830,000	827,925
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (e)(h)(t)		1,351,613	1,319,512
			2,147,437

TOTAL CONSUMER DISCRETIONARY			190,249,698

CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/25/27 (e)(h)(t)		575,000	575,000
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8995% 10/1/26 (e)(h)(t)		98,000	96,530
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6495% 10/1/25 (e)(h)(t)		283,943	281,932
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (e)(h)(t)		1,284,287	1,282,682
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1401% 2/3/24 (e)(h)(t)		2,054,945	2,046,458
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 2/6/25 (e)(h)(t)		978,515	958,338
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 1/30/27 (e)(h)(t)		1,705,725	1,663,355
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.893% 10/22/25 (e)(h)(t)		381,552	376,592
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (e)(h)(t)		1,741,594	1,536,956
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8977% 6/20/25 (e)(h)(t)		1,496,997	1,508,225
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/23/27 (e)(h)(t)		2,238,522	2,230,822
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 9/13/26 (e)(h)(t)		1,732,500	1,665,556
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 6/27/23 (e)(h)(t)		1,092,560	1,055,566
			14,703,012
Food Products - 0.0%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (e)(h)(t)		972,843	973,651
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (e)(h)(t)		2,320,000	2,300,674
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 5/1/26 (e)(h)(t)		4,290,784	4,222,990
			7,497,315
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (e)(h)(t)		2,222,976	2,228,534
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1409% 6/15/25 (e)(h)(t)		427,258	328,134
			2,556,668

TOTAL CONSUMER STAPLES			25,331,995

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 11/3/25 (e)(h)(t)		1,254,125	1,080,905
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 5/21/25 (e)(h)(t)		1,107,245	895,285
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (e)(h)(t)		1,160,313	1,169,015
			3,145,205
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (e)(h)(t)		993,053	988,088
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(h)(t)		2,554,003	2,262,412
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (e)(h)(t)		1,457,154	1,363,998
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.4% 11/18/24 (e)(h)(t)		1,252,341	1,251,815
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (c)(e)(h)(t)		595,725	589,768
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(g)(h)(t)		1,275,000	901,004
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(h)(t)		846,450	737,207
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (e)(h)(t)		4,047,456	3,857,225
Crestwood Holdings Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 7.65% 3/5/23 (e)(h)(t)		555,368	349,648
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 3/30/25(e)(h)(t)		1,358,520	1,268,939
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (e)(h)(t)		256,098	246,066
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 2/6/25 (e)(h)(t)		554,007	542,584
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (e)(h)(t)		1,995,000	1,389,019
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (g)(h)(t)		7,187,871	44,924
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4015% 7/18/25 (e)(h)(t)		3,075,198	2,649,283
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (e)(h)(t)		2,224,425	2,217,018
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (e)(h)(t)		2,833,728	2,506,092
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 5/22/26 (e)(h)(t)		1,267,250	1,204,420
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 10/15/26 (e)(h)(t)		905,450	891,868
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (e)(h)(t)		645,000	640,163
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(g)(h)(t)		1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (c)(e)(g)(h)(t)		528,000	0
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (e)(h)(t)		847,451	844,807
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (e)(h)(t)		1,113,750	946,688
			27,693,036

TOTAL ENERGY			30,838,241

FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6455% 2/13/27 (e)(h)(t)		1,151,300	1,127,376
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (e)(h)(t)		1,094,500	1,093,471
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7254% 9/30/24 (e)(h)(t)		4,623,254	4,567,127
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (e)(h)(t)		498,397	490,921
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 2/27/26 (e)(h)(t)		3,574,167	3,558,548
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (e)(h)(t)		2,410,838	2,401,050
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 8/3/25 (e)(h)(t)		1,094,415	1,067,055
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3909% 3/1/25 (e)(h)(t)		1,928,586	1,904,479
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (e)(h)(t)		606,723	600,656
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.734% 7/1/26 (e)(h)(t)		864,056	853,255
			17,663,938
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. term loan 0% 9/21/27 (c)(e)(t)		1,219,660	1,219,660
Agellan Portfolio 9% 8/7/25 (c)(e)(t)		239,000	239,000
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (e)(h)(t)		2,417,433	2,381,776
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (e)(h)(t)		1,314,661	1,287,960
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 10/1/25 (e)(h)(t)		9,752,348	9,687,885
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6478% 6/27/25 (e)(h)(t)		806,486	797,413
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 7/3/24 (e)(h)(t)		1,147,521	1,126,005
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (e)(h)(t)		1,070,000	1,064,650
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (e)(h)(t)		723,032	669,709
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (e)(h)(t)		1,235,000	1,228,825
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (e)(h)(t)		4,218,848	4,156,620
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (e)(h)(t)		583,672	572,605
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (e)(h)(t)		261,606	247,218
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 2/11/27 (e)(h)(t)		2,698,703	2,695,330
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8978% 11/16/26 (e)(h)(t)		2,499,196	2,461,008
UFC Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (e)(h)(t)		602,159	595,801
3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (e)(h)(t)		683,288	673,038
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(e)(h)(t)		3,101,000	3,101,000
			34,205,503
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 2/13/27 (e)(h)(t)		3,998,111	3,909,833
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.3955% 5/10/25 (e)(h)(t)		1,916,782	1,867,271
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.393% 5/9/25 (e)(h)(t)		740,625	721,598
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (e)(h)(t)		1,375,000	1,367,273
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1491% 3/18/27 (e)(h)(t)		2,613,713	2,548,370
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (c)(e)(h)(t)		390,000	385,125
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(e)(h)(t)		305,000	298,900
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (e)(h)(t)		2,886,602	2,873,988
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 11/3/23 (e)(h)(t)		2,602,822	2,574,086
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 11/3/24 (e)(h)(t)		2,641,586	2,612,819
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1455% 8/4/22 (e)(h)(t)		4,762,140	4,738,329
3 month U.S. LIBOR + 6.500% 6.6455% 8/4/25 (e)(h)(t)		5,064,429	5,091,878
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.2147% 4/25/25 (e)(h)(t)		6,024,362	5,873,753
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (e)(h)(t)		2,423,566	2,424,293
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (e)(h)(t)		2,155,000	2,144,225
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2204% 12/2/26 (e)(h)(t)		744,375	740,839
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2204% 5/16/24 (e)(h)(t)		4,066,789	3,978,174
			44,150,754

TOTAL FINANCIALS			96,020,195

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (e)(h)(t)		3,822,820	3,822,820
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 6/22/24 (e)(h)(t)		2,644,523	2,636,960
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 11/4/26 (e)(h)(t)		363,175	360,451
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.25% 10/19/27 (e)(h)(t)		2,039,583	2,042,133
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3902% 6/30/25 (e)(h)(t)		3,552,752	3,479,033
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/25/27 (e)(h)(t)		1,270,000	1,258,100
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0624% 3/31/27 (e)(h)(t)(u)		120,262	118,558
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 3/31/27 (e)(h)(t)		1,472,339	1,451,476
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.7502% 2/11/26 (e)(h)(t)		5,847,816	5,803,957
			17,150,668
Health Care Providers & Services - 0.2%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (e)(h)(t)		3,667,063	3,662,479
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 8/12/26 (e)(h)(t)		487,544	481,503
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (e)(h)(t)		220,000	216,975
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/13/25 (e)(h)(t)		1,061,394	1,058,518
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 3/18/26 (e)(h)(t)		2,328,599	2,321,125
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 8/31/26 (e)(h)(t)		1,059,560	1,015,525
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3955% 8/30/27 (e)(h)(t)		485,000	468,510
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3518% 8/31/26 (e)(h)(t)(u)		264,371	253,384
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (e)(h)(t)		4,850,000	4,797,475
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.8004% 7/9/25 (e)(h)(t)		230,000	221,327
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/16/25 (e)(h)(t)		2,631,972	2,590,860
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (e)(h)(t)		298,500	303,924
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (e)(h)(t)		1,385,788	1,355,591
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (e)(h)(t)		2,517,008	2,431,606
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 6/13/26 (e)(h)(t)		4,045,459	4,008,038
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6477% 11/20/26 (e)(h)(t)		746,250	733,191
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (e)(h)(t)		882,844	881,078
			26,801,109
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7142% 7/22/26 (e)(h)(t)		1,432,142	1,396,696
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/24/27 (e)(h)(t)		1,600,000	1,590,000
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 9/30/26 (e)(h)(t)		1,176,573	1,175,290
			4,161,986
Life Sciences Tools & Services - 0.0%
Avantor, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (e)(h)(t)		1,585,000	1,583,019
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 5/9/26 (e)(h)(t)		985,000	983,769
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8991% 8/1/27 (e)(h)(t)		5,234,620	5,150,500
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (e)(h)(t)		3,698,173	3,609,416
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.893% 11/27/25 (e)(h)(t)		2,094,118	2,060,088
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.143% 6/1/25 (e)(h)(t)		2,810,721	2,775,587
			14,579,360

TOTAL HEALTH CARE			68,098,962

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (e)(h)(t)		2,243,725	2,233,920
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 6/19/26 (e)(h)(t)		371,250	340,622
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 5/30/25 (e)(h)(t)		1,178,529	1,140,969
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 12/9/25 (e)(h)(t)		7,722,040	7,476,710
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 8/22/24 (e)(h)(t)		1,405,320	1,362,036
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (e)(h)(t)		1,864,656	1,717,815
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (e)(h)(t)		181,000	148,873
			14,420,945
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (e)(h)(t)		1,310,227	1,220,149
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/4/26 (e)(h)(t)		704,423	655,994
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (e)(h)(t)		661,432	653,369
			2,529,512
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (e)(h)(t)		1,775,550	1,792,560
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (e)(h)(t)		1,214,625	1,233,610
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (e)(h)(t)		3,065,000	3,155,571
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (e)(h)(t)		2,750,000	2,808,108
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (e)(h)(t)		2,163,650	2,026,496
			11,016,345
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(h)(t)		1,007,250	1,024,041
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 10/1/26 (e)(h)(t)		1,985,000	1,950,263
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 6/1/25 (e)(h)(t)		1,198,688	1,186,701
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 2/28/27 (e)(h)(t)		1,681,550	1,647,919
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 5/31/25 (e)(h)(t)		3,958,012	3,919,263
			9,728,187
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (e)(h)(t)		440,000	437,800
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1461% 12/31/25 (e)(h)(t)		859,123	851,176
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (e)(h)(t)		1,539,743	1,401,166
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (e)(h)(t)		6,483,153	6,210,861
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4704% 5/13/27 (e)(h)(t)		1,170,000	1,152,813
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9644% 8/1/26 (e)(h)(t)		1,113,750	1,107,624
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 3/29/25 (e)(h)(t)		2,085,738	2,041,416
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (e)(h)(t)		1,487,233	1,277,964
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (e)(h)(t)		967,500	955,406
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (e)(h)(t)		8,389,330	8,336,896
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6455% 1/23/27 (e)(h)(t)		2,194,500	2,147,867
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (e)(h)(t)		750,000	742,500
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1455% 9/20/26 (e)(h)(t)		1,661,077	1,644,466
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.65% 1/7/25 (e)(h)(t)		663,000	653,884
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (e)(h)(t)		2,016,404	1,997,914
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8978% 8/29/25 (e)(h)(t)		855,758	787,297
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6875% 8/15/25 (e)(h)(t)		1,446,293	1,423,398
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 2/8/26 (e)(h)(t)		557,510	500,365
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 12/20/24 (e)(h)(t)		1,350,774	1,335,578
			35,006,391
Construction & Engineering - 0.0%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1465% 1/24/27 (e)(h)(t)		1,119,375	1,097,458
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (e)(h)(t)		500,000	560,000
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2332% 7/24/26 (e)(h)(t)		1,035,267	1,030,277
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 1/23/27 (e)(h)(t)		2,027,518	2,013,995
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (e)(h)(t)		921,967	867,673
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (c)(e)(h)(t)		2,095,451	2,058,780
			7,628,183
Electrical Equipment - 0.0%
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (c)(e)(h)(t)		1,921,435	1,907,024
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1491% 3/2/27 (e)(h)(t)		4,004,875	3,939,075
			5,846,099
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 10/1/25 (e)(h)(t)		984,614	967,383
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3991% 11/15/26 (e)(h)(t)		160,000	147,733
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8991% 11/15/25 (e)(h)(t)		890,086	848,919
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5666% 7/31/27 (e)(h)(t)		1,015,000	1,011,762
			2,975,797
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 4/4/24 (e)(h)(t)		2,131,176	2,086,698
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 2/7/26 (e)(h)(t)		2,112,178	2,041,547
			4,128,245
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2204% 12/30/26 (e)(h)(t)		1,990,000	1,973,841
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6455% 7/13/23 (e)(h)(t)		1,941,505	1,930,283
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (e)(h)(t)		3,924,393	3,915,092
			7,819,216
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 8/9/25 (e)(h)(t)		1,094,934	974,032

TOTAL INDUSTRIALS			102,072,952

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9704% 8/10/25 (e)(h)(t)		1,458,732	707,719
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 4/4/26 (e)(h)(t)		3,534,300	3,470,258
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (e)(h)(t)		4,455,000	4,435,532
			8,613,509
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (e)(h)(t)		1,388,518	1,355,887
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (e)(h)(t)		158,000	146,940
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (e)(h)(t)		275,280	272,527
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3955% 3/8/26 (e)(h)(t)		129,000	121,153
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 3/8/25 (e)(h)(t)		2,450,772	2,386,440
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (e)(h)(t)		1,329,479	1,311,199
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6478% 8/10/27 (e)(h)(t)		1,870,313	1,862,513
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 2/15/24 (e)(h)(t)		2,132,087	2,098,208
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6472% 9/28/24 (e)(h)(t)		1,230,526	1,212,068
			10,766,935
IT Services - 0.3%
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/24/27 (h)(s)(t)		2,540,000	2,530,475
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 4/19/25 (e)(h)(t)		355,722	349,941
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (e)(h)(t)		3,750,000	3,734,063
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 10/31/26 (e)(h)(t)		2,229,840	2,200,852
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (e)(h)(t)		1,441,019	1,432,013
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (e)(h)(t)		2,854,687	2,849,092
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (e)(h)(t)		2,552,580	1,969,086
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (e)(h)(t)		3,282,327	3,232,403
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6376% 4/30/27 (e)(h)(t)		3,660,825	3,659,287
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (e)(h)(t)		955,000	915,606
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (e)(h)(t)		4,894,817	4,860,406
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (e)(h)(t)		3,105,000	3,050,010
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8978% 5/1/24 (e)(h)(t)		2,133,140	2,090,478
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6477% 8/27/25 (e)(h)(t)		2,608,611	2,596,377
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1409% 3/1/26 (e)(h)(t)		3,223,452	3,202,726
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.893% 10/11/26 (e)(h)(t)		398,104	376,209
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.893% 10/11/25 (e)(h)(t)		2,294,447	2,240,780
			41,289,804
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 9/30/27 (e)(h)(t)		28,846	28,774
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (e)(h)(t)		754,418	744,988
Omnitracs LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3991% 10/1/27 (e)(h)(t)		500,000	495,210
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1501% 9/19/26 (e)(h)(t)		990,000	982,298
			2,251,270
Software - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(h)(t)		3,138,000	3,109,978
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(h)(t)		6,163,483	5,964,587
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 4/23/26 (e)(h)(t)		738,750	724,285
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (e)(h)(t)		1,335,000	1,331,663
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3955% 10/2/25 (e)(h)(t)		4,008,876	3,959,527
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4839% 9/5/25 (e)(h)(t)		957,711	942,752
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.602% 4/30/25 (e)(h)(t)		2,329,549	2,277,134
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 11/29/24 (e)(h)(t)		884,849	835,077
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 10/16/26 (e)(h)(t)		3,787,468	3,753,532
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3955% 8/23/25 (e)(h)(t)		479,085	471,501
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (e)(h)(t)		2,035,000	2,036,282
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4% 12/22/23 (e)(h)(t)		3,923,099	3,898,579
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 2/26/25 (e)(h)(t)		740,516	734,266
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10/8/27 (h)(s)(t)		1,665,000	1,658,057
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (e)(h)(t)		126,720	127,354
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (e)(h)(t)		2,294,156	2,281,262
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (e)(h)(t)		4,585,744	4,578,590
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (e)(h)(t)		613,000	608,593
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (e)(h)(t)		869,531	868,079
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6455% 6/21/24 (e)(h)(t)		1,340,815	1,302,267
3 month U.S. LIBOR + 2.500% 2.6478% 6/21/24 (e)(h)(t)		8,765,014	8,513,020
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 9/29/24 (e)(h)(t)		4,358,487	4,345,979
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (e)(h)(t)		1,346,625	1,331,475
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 9/15/24 (e)(h)(t)		704,475	689,152
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.15% 9/4/26 (e)(h)(t)		100,000	96,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 9/4/25 (e)(h)(t)		734,541	718,476
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6455% 5/30/26 (e)(h)(t)		1,059,300	1,029,512
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 5/31/25 (e)(h)(t)		875,673	854,149
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 8/14/26 (e)(h)(t)		618,750	610,706
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3901% 8/1/25 (e)(h)(t)		818,423	798,641
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 3/3/23 (e)(h)(t)		1,953,371	1,925,575
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (e)(h)(t)		3,195,000	3,171,038
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 4/16/25 (e)(h)(t)		1,675,267	1,646,587
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 4/16/25 (e)(h)(t)		1,268,708	1,246,987
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 4/16/25 (e)(h)(t)		4,966,251	4,894,538
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 1/31/27 (e)(h)(t)		384,038	374,198
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9/22/27 (h)(s)(t)		775,000	767,893
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8955% 5/4/26 (e)(h)(t)		2,944,820	2,924,943
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(h)(t)		6,665,000	6,672,598
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(h)(t)		1,870,000	1,900,388
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/28/27 (e)(h)(t)		2,054,675	2,026,423
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1455% 6/1/25 (e)(h)(t)		2,024,375	2,021,845
			90,023,988
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (e)(h)(t)		2,940,487	2,933,635

TOTAL INFORMATION TECHNOLOGY			155,879,141

MATERIALS - 0.4%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (e)(h)(t)		913,666	905,671
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (h)(s)(t)		290,000	289,516
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (e)(h)(t)		1,085,000	1,078,902
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (e)(h)(t)		359,397	350,412
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (e)(h)(t)		208,799	205,667
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (e)(h)(t)		276,392	269,482
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (e)(h)(t)		160,576	158,167
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6455% 5/7/25 (e)(h)(t)		1,773,709	1,667,287
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1455% 1/31/26 (e)(h)(t)		736,931	721,824
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.73% 7/1/26 (e)(h)(t)		701,125	689,732
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7204% 3/1/26 (e)(h)(t)		1,787,775	1,760,243
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.75% 10/11/24 (e)(h)(t)		1,342,174	1,282,783
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (e)(h)(t)		1,925,175	1,917,359
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1409% 10/1/25 (e)(h)(t)		5,363,390	5,254,782
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/3/25 (e)(h)(t)		1,202,282	1,173,223
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1778% 9/22/24 (e)(h)(t)		1,128,039	1,112,393
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9704% 4/3/25 (e)(h)(t)		264,600	258,922
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.9704% 4/3/25 (e)(h)(t)		453,740	444,003
			19,540,368
Construction Materials - 0.1%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.23% 1/4/27 (e)(h)(t)		1,044,881	1,029,208
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/28/25 (e)(h)(t)		2,158,986	2,121,203
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (e)(h)(t)		1,233,276	1,221,609
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (e)(h)(t)		421,724	417,734
			4,789,754
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.733% 7/31/25 (e)(h)(t)		770,241	743,767
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1507% 11/7/25 (e)(h)(t)		2,984,043	2,906,548
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1278% 10/1/22 (e)(h)(t)		2,965,000	2,952,636
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1278% 7/1/26 (e)(h)(t)		2,839,063	2,786,483
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4795% 4/3/24 (e)(h)(t)		350,749	333,503
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8955% 12/21/26 (e)(h)(t)		2,064,625	2,049,140
Charter NEX U.S., Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.250% 3.3955% 5/16/24 (e)(h)(t)		453,782	452,193
3 month U.S. LIBOR + 4.250% 11/24/27 (h)(s)(t)		1,600,000	1,596,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (e)(h)(t)		428,917	427,442
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2251% 6/29/25 (e)(h)(t)		4,570,151	4,451,921
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (e)(h)(t)		2,049,074	2,020,039
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (e)(h)(t)		2,630,000	2,625,739
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (e)(h)(t)		1,236,716	1,231,695
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 7/31/26 (e)(h)(t)		744,375	733,909
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (e)(h)(t)		576,995	570,261
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 1/30/27 (e)(h)(t)		2,399,754	2,369,373
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3955% 2/16/26 (e)(h)(t)		1,125,000	1,105,661
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 2/5/23 (e)(h)(t)		2,393,499	2,361,330
			31,717,640
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (e)(h)(t)		1,643,616	1,192,312
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2422% 7/26/26 (e)(h)(t)		265,417	263,426
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (e)(h)(t)		610,000	610,384
			873,810

TOTAL MATERIALS			58,113,884

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (e)(h)(t)		1,361,938	1,321,079
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1478% 9/18/26 (e)(h)(t)		156,868	153,377
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8455% 2/6/22 (e)(h)(t)		870,000	858,038
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (e)(h)(t)		849,990	757,315
			3,089,809
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(e)(h)(t)		492,452	492,452
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8955% 8/21/25 (e)(h)(t)		4,298,947	4,159,231
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (e)(h)(t)		1,901,265	1,713,515
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (e)(h)(t)		107,234	96,645
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (e)(h)(t)		77,408	74,892
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8955% 12/22/24 (e)(h)(t)		5,503,000	5,357,281
			11,894,016

TOTAL REAL ESTATE			14,983,825

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (e)(h)(t)		5,880,719	5,819,148
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (e)(h)(t)		908,999	906,272
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (e)(h)(t)		724,393	721,806
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (e)(h)(t)		1,070,919	978,552
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1455% 8/28/25 (e)(h)(t)		798,390	795,731
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (e)(h)(t)		748,194	729,489
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (e)(h)(t)		3,341,625	3,362,510
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8937% 12/31/25 (e)(h)(t)		4,321,930	4,275,383
			17,588,891
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 8/13/26 (e)(h)(t)		726,633	724,817
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4% 4/5/26 (e)(h)(t)		987,500	976,519
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.75% 11/14/25 (e)(h)(t)		982,500	945,656
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (e)(h)(t)		590,988	584,712
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8955% 6/28/26 (e)(h)(t)		106,875	103,669
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (e)(h)(t)		798,963	783,982
			3,394,538

TOTAL UTILITIES			21,708,246

TOTAL BANK LOAN OBLIGATIONS
(Cost $904,586,198)			897,086,825

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$9,357,000	$9,518,756
4.682% 8/9/28 (e)		5,039,000	5,344,615
KeyBank NA 6.95% 2/1/28		718,000	935,913
RBS Citizens NA 2.55% 5/13/21		2,382,000	2,401,461
Regions Bank 6.45% 6/26/37		8,935,000	12,594,940
Synchrony Bank 3.65% 5/24/21		8,482,000	8,587,370
TOTAL BANK NOTES
(Cost $36,238,564)			39,383,055

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Europe BV:
2.502% (Reg. S) (e)(v)	EUR	$2,100,000	$2,514,379
2.625% (Reg. S) (e)(v)	EUR	2,800,000	3,369,425
			5,883,804
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (e)(v)	EUR	4,751,000	5,723,903
2.7%(Reg. S) (e)(v)	EUR	5,700,000	6,916,104
3.75% (e)(v)	EUR	3,050,000	3,667,887
			16,307,894
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (v)		2,641,000	2,683,916
Danone SA 1.75% (Reg. S) (e)(v)	EUR	1,900,000	2,317,409
			5,001,325
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 3.25% (Reg. S) (e)(v)	EUR	2,000,000	2,543,905
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(e)(v)		710,000	741,950
			3,285,855
FINANCIALS - 0.4%
Banks - 0.3%
AIB Group PLC:
5.25% (Reg. S) (e)(v)	EUR	950,000	1,179,488
6.25% (Reg. S) (e)(v)	EUR	430,000	557,201
Alfa Bond Issuance PLC 8% (Reg. S) (e)(v)		1,172,000	1,223,275
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (e)(v)	EUR	2,200,000	2,744,934
Banco Do Brasil SA 6.25% (d)(e)(v)		805,000	808,180
Banco Mercantil del Norte SA:
6.875% (d)(e)(v)		425,000	441,734
7.625% (d)(e)(v)		352,000	381,920
Bank of Nova Scotia:
4.65% (e)(v)		2,677,000	2,696,121
4.9% (e)(v)		1,100,000	1,179,530
Barclays Bank PLC 7.625% 11/21/22		13,712,000	15,166,847
Barclays PLC 7.125% (e)(v)	GBP	250,000	371,199
BNP Paribas SA 6.625% (Reg. S) (e)(v)		1,750,000	1,916,250
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(v)		530,000	559,150
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(v)		200,000	203,000
HSBC Holdings PLC:
5.25% (e)(v)	EUR	1,695,000	2,120,468
6% (Reg. S) (e)(v)	EUR	360,000	473,373
6.375% (e)(v)		1,800,000	1,959,750
Itau Unibanco Holding SA 6.125% (d)(e)(v)		975,000	982,617
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5451% (e)(h)(v)		340,000	329,800
3 month U.S. LIBOR + 3.470% 3.6844% (e)(h)(v)		345,000	341,379
Lloyds Banking Group PLC 5.125% (e)(v)	GBP	2,690,000	3,733,716
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(e)(v)		650,000	649,188
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)(v)	EUR	2,148,200	3,411,302
Tinkoff Credit Systems 9.25% (Reg. S) (e)(v)		1,193,000	1,254,514
			44,684,936
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (e)(v)		5,670,000	6,308,181
UBS Group AG 7% (Reg. S) (e)(v)		644,000	732,589
			7,040,770
Insurance - 0.1%
Allianz SE 3.5% (Reg. S) (e)(v)		2,000,000	2,020,400
Aviva PLC 6.125% (e)(v)	GBP	6,780,000	9,729,788
QBE Insurance Group Ltd.:
5.25% (Reg. S) (e)(v)		3,194,000	3,373,568
5.875% (d)(e)(v)		2,110,000	2,310,450
			17,434,206

TOTAL FINANCIALS			69,159,912

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (e)(v)	EUR	3,370,000	4,099,418
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (e)	EUR	4,700,000	5,655,451

TOTAL HEALTH CARE			9,754,869

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (d)(g)(v)		2,413,000	92,750
Marine - 0.0%
DP World Salaam 6% (Reg. S) (e)(v)		200,000	216,563
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		3,500,000	3,305,295

TOTAL INDUSTRIALS			3,614,608

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(e)(v)		380,000	397,219
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (e)(v)	EUR	4,100,000	5,058,142
AT Securities BV 5.25% (Reg. S) (e)(v)		250,000	260,381
CPI Property Group SA 4.375% (Reg. S) (e)(v)	EUR	2,650,000	3,244,131
Deutsche Annington Finance BV 4% (Reg. S) (e)(v)	EUR	1,000,000	1,234,695
Grand City Properties SA 3.75% (e)(v)	EUR	2,900,000	3,580,339
Heimstaden Bostad AB 3.248% (Reg. S) (e)(v)	EUR	4,950,000	6,004,041
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (e)(v)	EUR	2,250,000	2,655,619
4.625% (Reg. S) (e)(v)	EUR	1,540,000	1,953,270
			23,990,618
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.25% (Reg. S) (e)(v)		3,150,000	3,335,063
Scottish & Southern Energy PLC 3.74% (Reg. S) (e)(v)	GBP	1,180,000	1,652,339
			4,987,402
TOTAL PREFERRED SECURITIES
(Cost $133,416,590)			142,383,506
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.09% (w)		498,130,544	498,230,170
Fidelity Securities Lending Cash Central Fund 0.09% (w)(x)		194,128,681	194,148,094
TOTAL MONEY MARKET FUNDS
(Cost $692,376,067)			692,378,264

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	25,000,000	$650,005
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	146,304
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,300,000	348,023
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 34 Index expiring December 2025, paying 5% quarterly.	2/17/21	EUR 32,950,000	296,696

TOTAL PUT OPTIONS			1,441,028

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	25,000,000	400,811
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	655,785
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,300,000	544,834

TOTAL CALL OPTIONS			1,601,430

TOTAL PURCHASED SWAPTIONS
(Cost $3,604,864)			3,042,458
TOTAL INVESTMENT IN SECURITIES - 111.5%
(Cost $17,193,637,536)			18,131,694,504
NET OTHER ASSETS (LIABILITIES) - (11.5)%			(1,872,047,338)
NET ASSETS - 100%			$16,259,647,166

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(8,200,000)	$(8,637,068)
2.5% 12/1/50	(9,550,000)	(10,059,025)
2.5% 12/1/50	(9,450,000)	(9,953,694)
2.5% 12/1/50	(33,100,000)	(34,864,263)
2.5% 12/1/50	(33,800,000)	(35,601,573)
2.5% 12/1/50	(32,350,000)	(34,074,287)
2.5% 12/1/50	(10,550,000)	(11,112,326)
2.5% 12/1/50	(7,200,000)	(7,583,767)
3% 12/1/50	(1,850,000)	(1,930,783)
3% 12/1/50	(3,350,000)	(3,496,282)
3.5% 12/1/50	(14,000,000)	(14,786,619)
3.5% 12/1/50	(8,800,000)	(9,294,446)
3.5% 12/1/50	(9,500,000)	(10,033,777)
3.5% 12/1/50	(12,000,000)	(12,674,245)
3.5% 12/1/50	(1,850,000)	(1,953,946)

TOTAL GINNIE MAE		(206,056,103)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(7,850,000)	(8,049,175)
1.5% 12/1/35	(28,000,000)	(28,710,433)
1.5% 12/1/35	(17,050,000)	(17,482,603)
1.5% 12/1/35	(5,950,000)	(6,100,967)
1.5% 12/1/35	(23,000,000)	(23,583,570)
1.5% 12/1/35	(7,000,000)	(7,177,608)
1.5% 12/1/35	(21,000,000)	(21,532,825)
2% 12/1/35	(10,950,000)	(11,399,251)
2% 12/1/35	(20,450,000)	(21,289,012)
2% 12/1/35	(9,600,000)	(9,993,864)
2% 12/1/50	(9,600,000)	(9,972,227)
2% 12/1/50	(600,000)	(623,264)
2% 12/1/50	(5,350,000)	(5,557,439)
2% 12/1/50	(30,800,000)	(31,994,227)
2% 12/1/50	(8,500,000)	(8,829,576)
2% 12/1/50	(15,900,000)	(16,516,500)
2% 12/1/50	(13,400,000)	(13,919,566)
2% 12/1/50	(23,500,000)	(24,411,180)
2% 12/1/50	(14,900,000)	(15,477,727)
2% 12/1/50	(24,600,000)	(25,553,831)
2% 12/1/50	(30,800,000)	(31,994,227)
2% 12/1/50	(13,200,000)	(13,711,812)
2% 12/1/50	(3,550,000)	(3,687,646)
2% 12/1/50	(5,350,000)	(5,557,439)
2% 12/1/50	(5,350,000)	(5,557,439)
2% 12/1/50	(9,600,000)	(9,972,227)
2% 12/1/50	(5,950,000)	(6,180,703)
2% 1/1/51	(5,350,000)	(5,545,318)
2.5% 12/1/50	(19,100,000)	(20,011,719)
2.5% 12/1/50	(19,100,000)	(20,011,719)
3% 12/1/50	(22,450,000)	(23,453,255)
3% 12/1/50	(21,900,000)	(22,878,676)
3% 12/1/50	(37,450,000)	(39,123,581)
3% 12/1/50	(52,000,000)	(54,323,793)
3% 12/1/50	(28,150,000)	(29,407,978)
3% 12/1/50	(11,550,000)	(12,066,151)
3.5% 12/1/50	(28,400,000)	(29,955,352)
3.5% 12/1/50	(9,900,000)	(10,442,182)
3.5% 12/1/50	(10,300,000)	(10,864,089)
3.5% 12/1/50	(8,500,000)	(8,965,510)
3.5% 12/1/50	(11,700,000)	(12,340,761)
3.5% 12/1/50	(13,050,000)	(13,764,695)
3.5% 12/1/50	(13,550,000)	(14,292,078)
3.5% 12/1/50	(1,625,000)	(1,713,995)
3.5% 12/1/50	(1,650,000)	(1,740,364)
3.5% 12/1/50	(850,000)	(896,551)
3.5% 12/1/50	(3,350,000)	(3,533,466)
3.5% 12/1/50	(3,050,000)	(3,217,036)
3.5% 12/1/50	(1,350,000)	(1,423,934)
3.5% 12/1/50	(5,200,000)	(5,484,783)
3.5% 12/1/50	(7,325,000)	(7,726,160)
3.5% 1/1/51	(4,875,000)	(5,146,935)
4% 12/1/50	(7,850,000)	(8,375,887)
4% 12/1/50	(16,100,000)	(17,178,571)
4% 12/1/50	(24,550,000)	(26,194,654)
4% 12/1/50	(7,850,000)	(8,375,887)
4% 12/1/50	(24,550,000)	(26,194,654)
4% 12/1/50	(23,950,000)	(25,554,458)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(855,040,530)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,058,892,233)		$(1,061,096,633)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	33,900,000	$(870,375)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	33,900,000	(837,945)
TOTAL WRITTEN SWAPTIONS			$(1,708,320)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	24	Dec. 2020	$2,620,171	$11,969	$11,969
Eurex Euro-Bobl Contracts (Germany)	28	Dec. 2020	4,522,333	(14,458)	(14,458)
Eurex Euro-Bund Contracts (Germany)	104	Dec. 2020	21,740,884	158,088	158,088
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	24	Dec. 2020	6,484,905	193,132	193,132
TME 10 Year Canadian Note Contracts (Canada)	125	March 2021	14,325,864	13,854	13,854
TOTAL BOND INDEX CONTRACTS					362,585
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	13	March 2021	2,871,070	1,600	1,600
CBOT 5-Year U.S. Treasury Note Contracts (United States)	813	March 2021	102,463,406	129,041	129,041
CBOT Long Term U.S. Treasury Bond Contracts (United States)	141	March 2021	24,661,781	144,871	144,871
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	158	March 2021	24,825,750	77,620	77,620
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	99	March 2021	21,387,094	166,769	166,769
TOTAL TREASURY CONTRACTS					519,901

TOTAL PURCHASED					882,486

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	17	March 2021	3,041,222	(4,901)	(4,901)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,257	March 2021	311,853,922	(608,092)	(608,092)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,319	March 2021	291,303,211	(172,112)	(172,112)
TOTAL TREASURY CONTRACTS					(780,204)

TOTAL SOLD					(785,105)

TOTAL FUTURES CONTRACTS					$97,381

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 3.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	285,000	USD	340,917	BNP Paribas	12/2/20	$(955)
USD	59,689	AUD	82,000	JPMorgan Chase Bank	12/21/20	(518)
USD	1,810,592	EUR	1,513,000	BNP Paribas	12/21/20	4,497
USD	182,242,911	EUR	153,484,000	Citibank NA	12/21/20	(973,652)
USD	474,204	EUR	400,000	JPMorgan Chase Bank	12/21/20	(3,283)
USD	485,744	EUR	409,000	JPMorgan Chase Bank	12/21/20	(2,487)
USD	20,482,328	EUR	17,196,000	JPMorgan Chase Bank	12/21/20	(44,841)
USD	1,864,690	GBP	1,407,000	BNP Paribas	12/21/20	(11,783)
USD	508,690	GBP	381,000	Canadian Imperial Bk Commerce	12/21/20	562
USD	56,491,463	GBP	42,651,000	JPMorgan Chase Bank	12/21/20	(390,868)
USD	365,614	GBP	274,000	State Street Bank And Tr Co	12/21/20	189
USD	1,056,017	GBP	789,000	State Street Bank And Tr Co	12/21/20	3,751
USD	832,096	GBP	624,000	State Street Bank And Tr Co	12/21/20	(114)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,419,502)
					Unrealized Appreciation	8,999
					Unrealized Depreciation	(1,428,501)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 6,250,000	$(222,587)	$147,040	$(75,547)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,800,000	(56,253)	(114,176)	(170,429)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	61,700,000	(394,411)	(844)	(395,255)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,850,000	(62,965)	(136,212)	(199,177)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,010,000	(25,634)	(50,384)	(76,018)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	3,320,000	(21,223)	(40,615)	(61,838)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,400,000	(21,734)	13,397	(8,337)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,900,000	(18,538)	(87,445)	(105,983)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,600,000	(23,013)	(108,553)	(131,566)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,600,000	(29,405)	(214,951)	(244,356)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,970,000	(70,125)	(84,878)	(155,003)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,700,000	(30,044)	(129,692)	(159,736)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,180,000	(13,935)	(51,192)	(65,127)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,360,000	(34,263)	(25,494)	(59,757)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,800,000	(62,646)	(108,469)	(171,115)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	4,500,000	(3,629)	(5,746)	(9,375)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(34,724)	18,734	(15,990)

TOTAL CREDIT DEFAULT SWAPS						$(1,125,129)	$(979,480)	$(2,104,609)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$128,687,000	$(68,886)	$0	$(68,886)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	5,167,000	(25,277)	0	(25,277)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	3,713,000	13,169	0	13,169

TOTAL INTEREST RATE SWAPS							$(80,994)	$0	$(80,994)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,612,279 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,307,909,370 or 20.3% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,331,966.

 (k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,022,722.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,793,977.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,676,292 and $1,702,582, respectively.

 (v) Security is perpetual in nature with no stated maturity date.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$728,970
Mesquite Energy, Inc. 15% 7/31/23	7/10/20 - 10/15/20	$432,476
Sanchez Energy Corp. 15% 7/15/23	11/5/20	$754,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$158,588
Fidelity Securities Lending Cash Central Fund	20,411
Total	$178,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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